UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-8342

 NAME OF REGISTRANT:                     Global Macro Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2009 - 06/30/2010


Global Macro Portfolio
--------------------------------------------------------------------------------------------------------------------------
 AIR CHINA LTD                                                                               Agenda Number:  702302794
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y002A6104
    Meeting Type:  CLS
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  CNE1000001S0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

S1.1   Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: share types and
       nominal value

S1.2   Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: Method of issue

S1.3   Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: Target subscriber
       and subscription method

S1.4   Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: Offering size

S1.5   Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: Pricing base
       day and issue price

S1.6   Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: lock-up period

S1.7   Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: Place of listing

S1.8   Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: use of proceeds

S1.9   Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: accumulated profit
       arrangement

S1.10  Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: Effectiveness
       of the resolution approving the A share issue
       and H share issue

S.2    Approve the resolution on the Share Subscription          Mgmt          For                            For
       Agreements between the Company and specific
       subscribers be and is hereby approved by the
       Independent shareholders: to the A Share Subscription
       Agreement to be entered into by and between
       the Company and CNAHC; the H Share Subscription
       Agreement to be entered into between the Company
       and CNACG, in addition to approval by this
       foreign shareholders class meeting, the resolution
       is required to be submitted as special resolution
       to the general meeting of the Company and the
       domestic shareholders class meeting for consideration
       and approval and the execution is subject to
       the approval of the CSRC




--------------------------------------------------------------------------------------------------------------------------
 AIR CHINA LTD                                                                               Agenda Number:  702354832
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y002A6104
    Meeting Type:  EGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  CNE1000001S0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR ALL RESOLUTIONS.
       THANK YOU.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 669318 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1      Approve, in accordance with the relevant provisions       Mgmt          For                            For
       of laws and regulations including the Company
       law of the People's Republic of China, the
       Securities Law of the People's Republic of
       China, the Administrative Rules Governing issue
       of securities by listed companies and the implementation
       rules concerning the non-public issuance of
       securities by listed companies, and after self
       inquiry conducted by the Company, that the
       Company is able to satisfy the requirements
       in relation to the A Share Issue

2      Approve the feasibility study report for the              Mgmt          For                            For
       use of proceeds from the A Shares issue of
       Air China Limited

3      Approve the report on the use of proceeds from            Mgmt          For                            For
       previous fundraising activities of the Air
       China Limited

4      Authorize the management of the Company to deal           Mgmt          For                            For
       with all matters in connection with shareholding
       restructuring project as described in above
       items 1 to 3 of the resolution, including but
       not limited to: (i) negotiation and signing
       of the Framework Agreement, the Subscription
       Agreement, the Fine Star SPA, the ACC JVA,
       the ACC Articles and all other relevant agreements,
       contracts and documents; (ii) dealing with
       the necessary procedural matters such as obtaining
       approvals, registration, filing and domestic
       and overseas information disclosure; and (iii)
       dealing with all other acts or things in relation
       to the Transaction

S.5.1  Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: Share types and
       nominal value

S.5.2  Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: Method of issue

S.5.3  Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: Target subscriber
       and subscription method

S.5.4  Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: Offering size

S.5.5  Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: Pricing base
       day and issue price

S.5.6  Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: lock-up period

S.5.7  Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: Place of listing

S.5.8  Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: Use of proceeds

S.5.9  Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: Accumulated profit
       arrangement

S5.10  Approve to concern the A share issue and the              Mgmt          For                            For
       H share issue of the Company: Effectiveness
       of the resolution approving the A share issue
       and H share issue

S.6    Approve the A Share Subscription Agreement to             Mgmt          For                            For
       be entered into by and Between the Company
       and CNAHC; and the H Share subscription Agreement
       to be entered into by and between the Company
       and CNACG, in addition to approval by the EGM,
       this resolution is required to be submitted
       as special resolution to the class meetings
       of the Shareholders for consideration and approval
       and can be implemented only upon the approval
       of the CSRC

S.7    Approve, in order to effectively complete, in             Mgmt          For                            For
       an orderly manner, the A Share Issue and the
       H Share Issue by the Company in accordance
       with laws and regulations including the Company
       Law of the People's Republic of China and the
       Securities Law of the People's Republic of
       China and the Articles of Association of the
       Company, the following: 1) to authorize the
       Board to handle all matters relating to the
       share issue, including but not limited to making
       specific determination on the method of issue,
       offering size, issue price, pricing method,
       target subscribers and timing of issuance of
       the A Share Issue and the H Share Issue etc;
       2) to authorize the Board, the Chairman of
       the Board and persons delegated by the Chairman
       of the Board to determine the engagement of
       intermediary agencies for the A Share Issue
       and the H Share Issue, to handle reporting
       matters, to prepare, produce, amend, refine
       and execute all documents and information related
       to the A Share Issue and the H Share Issue,
       and to sign all such contracts, agreements
       and documents related to the A Share Issue
       and the H Share Issue; 3) to authorize the
       Board in case of any change of policies of
       regulatory bodies in relation to the A Share
       Issue and the H Share Issue, or any change
       of market conditions, except where voting at
       a general meeting is required by any relevant
       laws and regulations, the Articles of Association
       of the Company or any regulatory bodies, to
       adjust the specific proposals for the A Share
       Issue and the H Share Issue; 4) to authorize
       the Board, the Chairman of the Board and the
       persons delegated by the Chairman of the Board
       to carry out fund verification Procedures related
       to the A Share Issue and the H Share Issue;
       5) to authorize the Board, the Chairman of
       the Board and persons delegated by the Chairman
       of the Board to establish a dedicated account
       for fund raising; 6) to authorize the Board,
       the Chairman of the Board and persons delegated
       by the Chairman of the Board to handle such
       relevant matters as share registration, share
       lock-up and listing and to submit relevant
       documents upon completion of the A Share Issue
       and the H Share Issue; 7) to authorize the
       Board the Chairman of the Board and persons
       delegated by the Chairman of the Board upon
       completion of the A Share Issue and the H Share
       Issue, to amend the corresponding terms of
       the Articles of Association of the Company
       and carry out relevant approval procedures
       and to carry out registration procedures regarding
       the change of the registered Capital of the
       Company; 8) to authorize the Board to handle
       all relevant matters related to the A Share
       Issue and the H Share Issue; 9) approve the
       authorization as set forth in items No. 4 to
       7 above shall be effective during the subsistence
       of the matters from the date of approval of
       the resolutions at the EGM general meeting
       of the Company, whilst authorization under
       other items shall be effective for twelve months
       commencing from the date of approval of the
       resolutions at the EGM of the Company




--------------------------------------------------------------------------------------------------------------------------
 AIR CHINA LTD                                                                               Agenda Number:  702517131
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y002A6104
    Meeting Type:  AGM
    Meeting Date:  30-Jun-2010
          Ticker:
            ISIN:  CNE1000001S0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 700453 DUE TO CHANGE IN MEETING DATE AND
       RECORD DATE. ALL VOTES RECEIVED ON THE PREVIOUS
       MEETING WILL BE DISREGARDED AND YOU WILL NEED
       TO REINSTRUCT ON THIS MEETING NOTICE. THANK
       YOU.

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100611/LTN20100611460.pdf

       PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting    No vote
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANKS YOU.

1.     Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company for the year 2009

2.     Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the year 2009

3.     Approve the audited consolidated financial statements     Mgmt          For                            For
       of the Company for the year 2009

4.     Approve the profit distribution proposal that             Mgmt          For                            For
       no dividends be distributed for the year 2009
       as recommended by the Board of Directors of
       the Company

5.     Reappoint Ernst & Young as the Company's International    Mgmt          For                            For
       Auditors and Ernst & Young Hua Ming CPAs Limited
       Company as the Company's Domestic Auditors
       for the YE 31 DEC 2010 and authorize the Board
       of Directors to determine their remunerations
       for the year 2010

6.     Approve the resolution on the report on the               Mgmt          For                            For
       Use of Proceeds from previous fundraising activities
       of the Company

S.7    Authorize the Board of Directors of the Company           Mgmt          Against                        Against
       to allot, issue and deal with additional shares
       of the Company and to make or grant offers,
       agreements and option which might require the
       exercise of such powers in connection with
       not exceeding 20% of each of the existing A
       Shares and H Share (as the case may be) in
       issue at the date of passing this resolution

S.8    Authorize the Board of Directors of the Company           Mgmt          Against                        Against
       to increase the registered capital and amend
       the Articles of Association of the Company
       to reflect such increase in the registered
       capital of the Company under the general mandate
       granted in Resolution 7 above




--------------------------------------------------------------------------------------------------------------------------
 ALUMINUM CORP CHINA LTD                                                                     Agenda Number:  702458870
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0094N109
    Meeting Type:  AGM
    Meeting Date:  22-Jun-2010
          Ticker:
            ISIN:  CNE1000001T8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100506/LTN20100506715.pdf

1      Approve the Directors' report for the YE 31               Mgmt          For                            For
       DEC 2009

2      Approve the report of the Supervisory Committee           Mgmt          For                            For
       for the YE 31 DEC 2009

3      Approve the Independent Auditor's report and              Mgmt          For                            For
       the audited financial report of the Company
       for the YE 31 DEC 2009 [including the financial
       report prepared in accordance with the International
       Financial Reporting Standards and the financial
       report prepared in accordance with the PRC
       Accounting Standards for Business Enterprises
       [2006]]

4      Approve the non-payment of 2009 final dividends           Mgmt          For                            For
       for the YE 31 DEC 2009 and non-implementation
       of increasing share capital by transferring
       capital reserves

5.a    Re-appoint Mr. Xiong Weiping as an Executive              Mgmt          For                            For
       Director of the 4th session of the Board for
       a term of three years expiring upon conclusion
       of the Company's 2012 AGM

5.b    Re-appoint Mr. Luo Jianchuan as an Executive              Mgmt          For                            For
       Director of the 4th session of the Board for
       a term of three years expiring upon conclusion
       of the Company's 2012 AGM

5.c    Re-appoint Mr. Chen Jihua as an Executive Director        Mgmt          For                            For
       of the 4th session of the Board for a term
       of three years expiring upon conclusion of
       the Company's 2012 AGM

5.d    Re-appoint Mr. Liu Xiangmin as an Executive               Mgmt          For                            For
       Director of the 4th session of the Board for
       a term of three years expiring upon conclusion
       of the Company's 2012 AGM

6.a    Re-appoint Mr. Shi Chungui as a Non-Executive             Mgmt          For                            For
       Directors of the 4th session of the Board for
       a term of three years expiring upon conclusion
       of the Company's 2012 AGM

6.b    Re-appoint Mr. Lv Youqing as a Non-Executive              Mgmt          For                            For
       Directors of the 4th session of the Board for
       a term of three years expiring upon conclusion
       of the Company's 2012 AGM

7.a    Re-appoint Mr. Zhang Zhuoyuan as an Independent           Mgmt          For                            For
       Non-Executive Directors of the 4th session
       of the Board for a term of three years expiring
       upon conclusion of the Company's 2012 AGM

7.b    Re-appoint Mr. Wang Mengkui as an Independent             Mgmt          For                            For
       Non-Executive Directors of the 4th session
       of the Board for a term of three years expiring
       upon conclusion of the Company's 2012 AGM

7.c    Re-appoint Mr. Zhu Demiao as an Independent               Mgmt          For                            For
       Non-Executive Directors of the 4th session
       of the Board for a term of three years expiring
       upon conclusion of the Company's 2012 AGM

8.a    Re-appoint Mr. Ao Hong as shareholders-elected            Mgmt          For                            For
       Supervisors of the 4th session of the Supervisory
       Committee for a term of three years expiring
       upon conclusion of the Company's 2012 AGM

8.b    Re-appoint Mr. Zhang Zhankui as shareholders-elected      Mgmt          For                            For
       Supervisors of the 4th session of the Supervisory
       Committee for a term of three years expiring
       upon conclusion of the Company's 2012 AGM

9      Authorize the Board to set the remuneration               Mgmt          For                            For
       for the Company's Directors and Supervisors
       for year 2010

10     Approve the renewal of one-year liability insurance       Mgmt          Against                        Against
       for the Company's Directors, Supervisors and
       Senior Management [from 18 MAY 2010 to 17 MAY
       2011]

11     Re-appoint PricewaterhouseCoopers [Certified              Mgmt          For                            For
       Public Accountants, Hong Kong] as the International
       Auditors and PricewaterhouseCoopers Zhong Tian
       CPAs Company Limited as PRC Auditors of the
       Company to hold office until conclusion of
       the next AGM, and authorize the Audit Committee
       of the Board to determine their remuneration

12     Approve proposals [if any] put forward at such            Mgmt          Against                        Against
       meeting by any shareholder(s) holding 3% or
       more of the shares carrying the right to vote
       at such meeting

S.13   Amend the Articles of Association of the Company          Mgmt          For                            For
       [as specified], and authorize any one Director
       or Secretary to the Board to deal with on behalf
       of the Company the relevant filing, amendments
       and registration [where necessary] procedures
       and other related issues arising from the amendments
       to the Articles of Association of the Company

S.14   Approve the issue mandate                                 Mgmt          Against                        Against

S.15   Approve the issue of short-term bills                     Mgmt          For                            For

S.16   Approve the issue of medium-term notes                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK GLOBAL FUND                                                                       Agenda Number:  933122385
--------------------------------------------------------------------------------------------------------------------------
        Security:  091941104
    Meeting Type:  Annual
    Meeting Date:  26-Aug-2009
          Ticker:  BGT
            ISIN:  US0919411043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RICHARD S. DAVIS                                          Mgmt          For                            For
       JAMES T. FLYNN                                            Mgmt          For                            For
       KAREN P. ROBARDS                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CHINA COAL ENERGY CO LTD                                                                    Agenda Number:  702502813
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1434L100
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2010
          Ticker:
            ISIN:  CNE100000528
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 697815 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the 2009 report of the Board of Directors         Mgmt          For                            For
       of the Company

2.     Approve the 2009 report of the supervisory Committee      Mgmt          For                            For
       of the Company

3.     Approve the 2009 report of the Auditors and               Mgmt          For                            For
       the Company's Audited financial statements
       for the YE 31 DEC 2009

4.     Approve the profit distribution plan for the              Mgmt          For                            For
       year 2009 as recommended by the Board of Directors
       and authorize the Board of Directors to implement
       such proposal

5.     Approve the Company's 2010 capital expenditure            Mgmt          For                            For
       budget

6.     Approve the 2010 emoluments of Directors and              Mgmt          For                            For
       Supervisors of the Company

7.     Approve the appointment of Price-water-house-Coopers      Mgmt          For                            For
       Zhong Tian CPAs limited Company, as the Company's
       domestic Auditor and Price-water-house-Coopers,
       certified public accountants, as the Company's
       international Auditor for the FY 2010 and authorize
       the Board of Directors to determine their respective
       remunerations

S.8    Amend the Articles of Association and the procedural      Mgmt          For                            For
       rules for shareholders' meeting of the Company

S.9    Approve the general mandate to issue shares               Mgmt          Against                        Against
       of the Company

S.10   Amend the scope of business operations of the             Mgmt          For                            For
       Company in the Articles of Association of the
       Company




--------------------------------------------------------------------------------------------------------------------------
 CHINA COSCO HOLDINGS CO. LTD                                                                Agenda Number:  702449934
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1455B106
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  CNE1000002J7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING             Non-Voting    No vote
       INFORMATION IS AVAILABLE BY CLICKING ON THE
       MATERIAL URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN20100429402.pdf

1      Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company [the 'Board of Directors'] for
       the YE 31 DEC 2009

2      Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the YE 31 DEC 2009

3      Approve the audited financial statements and              Mgmt          For                            For
       the Auditors' report of the Company for the
       YE 31 DEC 2009

4      Approve the 2009 profit distribution plan                 Mgmt          For                            For

5      Re-appoint PricewaterhouseCoopers as the International    Mgmt          For                            For
       Auditors of the Company and Zhongruiyuehua
       certified Public Accountants co., ltd. as the
       PRC Auditors of the Company to hold office
       until the conclusion of the next AGM and to
       authorize the Board of Directors to fix their
       remuneration

S.6    Approve the issue of medium term notes in an              Mgmt          For                            For
       aggregate principal amount not exceeding RMB
       10 billion [the medium- term notes] and  authorize
       the Board of Directors to deal with all matters
       in connection with the issue of the Medium
       Term Notes




--------------------------------------------------------------------------------------------------------------------------
 CHINA OILFIELD SVCS LTD                                                                     Agenda Number:  702419082
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15002101
    Meeting Type:  AGM
    Meeting Date:  28-May-2010
          Ticker:
            ISIN:  CNE1000002P4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL       LINK:http://www.hkexnews.hk/listedco/listconews/sehk/20100423/LTN20100423865.pdf

1      Receive the audited financial statements and              Mgmt          For                            For
       the report of  the Auditor for   the YE 31
       DEC 2009

2      Receive the proposed profit distribution and              Mgmt          For                            For
       annual dividend  for the YE 31   DEC 2009

3      Receive  the report of the Directors of the               Mgmt          For                            For
       Company for the  YE 31 DEC 2009

4      Receive  the report of the Supervisory Committee          Mgmt          For                            For
       of the  Company for the YE   31 DEC  2009

5      Approve  the performance evaluation of 2008               Mgmt          For                            For
       and 2009 of  the Stock            Appreciation
       Rights Scheme of the Company

6      Re-appointment of Ernst & Young Hua Ming and              Mgmt          For                            For
       Ernst & Young as the domestic   and international
       auditors of the Company  for the year 2010
       and to authorize the Board of Directors to
       fix the  remuneration thereof

7      Re-election Mr. Wu Mengei as a Non-Executive              Mgmt          For                            For
       Director of the Company with     immediate
       effect

8      Election of  Mr, Fong Wo, Felix as an independent         Mgmt          For                            For
       Non-Executive Director of   the  Company with
       immediate effect

9      Election of  Mr. Chen Quansheng as an independent         Mgmt          For                            For
       Non-Executive Director of   the Company with
       immediate effect

10     Election of  Ms. An Xuefen as a Supervisor of             Mgmt          For                            For
       the Company with immediate      effect

S.11   Authorize the Directors of the Company, subject           Mgmt          Against                        Against
       to this resolution and        subject to all
       applicable laws, rules and regulations and/or
       requirements of  the governmental or regulatory
       body of securities in the People's Republic
       of China  the PRC , The Stock Exchange of Hong
       Kong Limited  the Stock Exchange  or of any
       other governmental or regulatory body, to exercise,
       whether by a    single exercise or otherwise,
       all the powers of the Company to allot, issue
       and deal with the overseas listed foreign
       shares  H Shares  during the        relevant
       period  as specified in this resolution ; the
       aggregate nominal      amount of the H Shares
       which are authorized to be allotted by the
       directors   of the Company pursuant to the
       approve this resolution shall not exceed 20%
       of the aggregate nominal amount of the H
       Shares of the Company CONT

CONT   CONT in issued as at the date of passing this             Non-Voting    No vote
       resolution, and the said        approval shall
       be limited accordingly; and the authority granted
       this         resolution shall be conditional
       upon the approvals of any regulatory
       authorities as required by the laws, rules
       and regulations of the PRC being   obtained
       by the Company;  Authority expires the earlier
       of this resolution    until the conclusion
       of the next AGM of the Company within which
       the next AGM of the Company is required by
       law or the Company's Articles of Association
       to be held ; subject to the approval of all
       relevant governmental authorities in the PRC
       for the issue and allotment of and dealing
       in such H Shares being     granted, authorize
       the Directors of the Company to make such corresponding
       amendments to the Articles of Association
       the Articles  of the Company as    CONT

CONT   CONT it thinks fit so as to change the registered         Non-Voting    No vote
       capital of the Company and  to reflect the
       new capital structure of the Company upon the
       exercise of the  authority to allot, issue
       and deal in H Shares as conferred this resolution;
       and file the amended Articles with the relevant
       governmental authorities of   the PRC of the
       Company




--------------------------------------------------------------------------------------------------------------------------
 CHINA OILFIELD SVCS LTD                                                                     Agenda Number:  702444516
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15002101
    Meeting Type:  EGM
    Meeting Date:  28-Jun-2010
          Ticker:
            ISIN:  CNE1000002P4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK:  http://www.hkexnews.hk/listedco/listconews/sehk/20100511/LTN20100511557.pdf

1      Approve the resolution on the Company's satisfaction      Mgmt          For                            For
       of the requirements in   relation to the A
       Share Issue by the Shareholders' in accordance
       with the     relevant provisions of laws and
       regulations including the Company Law of the
       PRC, the Securities Law of the PRC, the Administrative
       Rules Governing Issue  of Securities by Listed
       Companies, and after self inquiry conducted
       by the    Company, the Company is able to satisfy
       the requirements in relation to the A Share
       Issue

2      Approve the resolution on the feasibility study           Mgmt          For                            For
       report for the use of         proceeds from
       the A Share Issue of the Company

3      Approve the resolution on the report on the               Mgmt          For                            For
       use of proceeds from previous     fundraising
       activities of the Company

S.4a   Approve the each of the following items under             Mgmt          For                            For
       the resolution concerning the A Share Issue
       of the Company Share Type the A Shares to be
       issued under the A   Share Issue are the domestic-listed
       Renminbi denominated ordinary shares of   the
       Company

S.4b   Approve the each of the following items under             Mgmt          For                            For
       the resolution concerning the A Share Issue
       of the Company Nominal Value the A Shares to
       be issued under the  A Share Issue has a nominal
       value of RMB 1.00 each

S.4c   Approve the each of the following items under             Mgmt          For                            For
       the resolution concerning the A Share Issue
       of the Company offering Size: the A Shares
       to be issued under the A Share Issue will be
       no more than 500,000,000 the exact offering
       size will   be determined by the Board and
       the lead underwriter  the sponsor  through
       negotiations, subject to the level of subscriptions
       if any ex-right or        ex-dividend events,
       such as entitlement distribution, reserve capitalization
       or share placement, occur in the period between
       the date of the Board meeting  as defined below
       approving the A Share Issue and the date of
       A Share Issue, the respective maximum number
       of Shares to be issued under the A Share Issue
       will be subject to corresponding adjustment

S.4d   Approve the each of the following items under             Mgmt          For                            For
       the resolution concerning the A Share Issue
       of the Company Target Subscribers Natural persons,
       legal persons  and securities investment funds
       who maintain A share accounts with the
       Shanghai Stock Exchange, and other investors
       as approved by the CSRC  save    for those
       investors who are not permitted to subscribe
       for the A Shares by    law, regulation and/or
       policy of the PRC

S.4e   Approve the each of the following items under             Mgmt          For                            For
       the resolution concerning the A Share Issue
       of the Company pre-emptive rights of existing
       A Share             Shareholders A portion
       of the new A Shares  the proportion of which
       is to be  determined by the Board  as authorized
       by the Shareholders at the general     meeting
       and the lead underwriter  will first be offered
       to all existing A    Share Shareholders whose
       names appeared on the share register on the
       record   date on a pro-rata basis any new A
       Shares not subscribed by any existing A
       Share Shareholders may be allotted and issued
       to other potential investors.   In the event
       that any connected person of the Company subscribes
       for any new  A Shares under the A Share Issue,
       the Company shall comply with all relevant
       requirements under the Listing Rules under
       the A Share Issue, all target      subscribers
       are required to settle the subscription in
       cash

S.4f   Approve the each of the following items under             Mgmt          For                            For
       the resolution concerning the A Share Issue
       of the Company by the Shareholder Basis for
       determining the Issue Price the issue price
       will be no less than the lower of  i  the average
       trading price of the A Shares for the
       20 trading days prior to the date of    the
       publication of the offering documents, or
       ii  the average trading price  of the A Shares
       on the trading day preceding the date of the
       publication of   the offering documents

S.4g   Approve the each of the following items under             Mgmt          For                            For
       the resolution concerning the A Share Issue
       of the Company method of Issue: the A Share
       Issue will be         conducted via a public
       offer of new A Shares through online and offline
       offering  within the meaning of the relevant
       PRC laws and regulations ,       pursuant to
       which the new A Shares will be offering through
       the trading       system of the Shanghai Stock
       Exchange and through placement by the
       underwriter for the offering, respectively,
       to investors as approved by the   CSRC, or
       other method as approved by the CSRC, the A
       Share Issue to be        conducted in due course
       within six months upon approval by the CSRC

S.4h   Approve the each of the following items under             Mgmt          For                            For
       the resolution concerning the A Share Issue
       of the Company accumulated profit arrangement:
       upon the           completion of the A Share
       Issue, existing the old and new Shareholders
       will   share the undistributed profits accumulated
       prior to the A Share Issue

S.4i   Approve the each of the following items under             Mgmt          For                            For
       the resolution concerning the A Share Issue
       of the Company: Place of Listing the A Shares
       issued under the A  Share Issue will be traded
       on the Shanghai Stock Exchange

S.4j   Approve the each of the following items under             Mgmt          For                            For
       the resolution concerning the A Share Issue
       of the Company effectiveness of the Resolution
       approving the A    Share Issue the resolution
       will be effective within 12 months from the
       date   when it is approved at the EGM of the
       Company in addition to approval by this general
       meeting, this resolution is required to be
       submitted as special       resolution to the
       class meetings of Shareholders for consideration
       and        approval and the execution is subject
       to the approval of the CSRC, the plan   approved
       by the CSRC shall be final

S.4k   Approve the each of the following items under             Mgmt          For                            For
       the resolution concerning the A Share Issue
       of the Company use of Proceeds: it is intended
       to raise a gross   amount of no more than RMB
       7 billion  approximately HKD 8 billion   inclusive
       of issuing expenses  through the A Share Issue
       It is currently intended that  the proceeds
       raised from the A Share Issue will be used
       for the following     projects:  1  building
       of oilfield service vessel s   approximately
       RMB 2.56  billion  approximately HKD 2.9 billion
       ;  2  building of 200 feet jack-up    rig
       s   approximately RMB 1.93 billion  approximately
       HKD 2.2 billion  ;  3   building of deep-water
       AHTS vessel s   approximately RMB 1.03 billion
       approximately HKD 1.2 billion  ;  4
       building of twelve-streamer seismic      vessel
       s   approximately RMB 960 million  approximately
       HKD 1.1 billion  ;    CONT

CONT   CONTD  and  5  building of deep-water survey              Non-Voting    No vote
       vessel s   approximately RMB 520 million  approximately
       HKD 600 million   the Company may invest in
       the above  projects through utilizing its internal
       resources before the proceeds from    the A
       Share Issue is made available to the Company
       when the proceeds is       available, the Company
       is authorized to apply the proceeds to any
       payment due in relation to the above projects
       which is incurred before the completion of
       the A Share Issue in the event that the proceeds
       raised from the A Share      Issue is not sufficient
       for the purpose of the above projects, the
       Company    will utilize other funding sources
       to cover the shortfall upon CONT

CONT   CONT completion of any of the above projects,             Non-Voting    No vote
       the remaining proceeds raised   from the A
       Share Issue  together with interest accrued
       thereon , if any, will be applied in other
       projects aforesaid, as approved by the Board
       and          recommended by the independent
       Directors, the sponsor and the Supervisory
       Committee of the Company

S.5    Approve the resolution concerning the authorization       Mgmt          For                            For
       given to the Board for    handling all relevant
       matters regarding the A Share Issue in order
       to         effectively complete, in an orderly
       manner, the A Share Issue by the Company  in
       accordance with laws and regulations including
       the Company Law of the PRC  and the Securities
       Law of the PRC and the Articles of Association;
       a         authorize  Mr. Liu Jian and Mr.
       Li Yong as the Directors to handle all
       matters relating to the A Share Issue, including
       but not limited to making    specific determination
       on the timing of issue, CONTD

CONT   CONTD offering size, method of issue, pricing             Non-Voting    No vote
       method, issue price, target     subscribers,
       offering size and proportion to target subscribers,
       and offer to existing Shareholders and other
       matters relating to the A Share Issue;  b
       authorize  Mr. Liu Jian and Mr. Li Yong
       as the Directors to sign and execute  all application
       documents and other necessary documents and
       agreements        relating to the A Share Issue
       as required by the relevant Supervisory
       departments, stock exchange and approval
       authorities  c  Within the scope of  authorization
       by the general meeting and based on the actual
       circumstances;   authorize  Mr. Liu Jian and
       Mr. Li Yong as the Directors to adjust the
       arrangements for the specific projects
       which the proceeds of the A Share      Issue
       will be used for, including the amount of funds,
       time and method of     implementation of the
       projects and the priority of the projects CONTD

CONT   CONTD  d authorize  Mr. Liu Jian and Mr. Li               Non-Voting    No vote
       Yong, as the Directors to handle  such relevant
       matters as share registration and listing,
       to submit relevant   documents upon completion
       of the A Share Issue, to amend the Articles
       of      Association  being to amend  i  Article
       16 for the purpose of amending the    total
       issued ordinary shares of the Company and the
       shareholding percentage   of the promoter upon
       completion of the A Share Issue;  ii  Article
       17 for the purpose of amending the total number
       of A Shares issued by the Company upon   completion
       of the A Share Issue, the total number of A
       Shares held by the     CONTD

CONT   CONTD promoter and the A Share Shareholders               Non-Voting    No vote
       other than the promoter , and    the respective
       percentages of the promoter, the A Share Shareholders
       other   than the promoter  and the H Share
       Shareholders in the total issued ordinary
       shares of the Company; and  iii  Article 20
       for the purpose of amending the   total registered
       capital of the Company  upon completion of
       the A Share       Issue, and carry out relevant
       registration procedures regarding the change
       of the registered capital of the Company;
       e  authorize Mr. Liu Jian and Mr. Li  Yong
       as a Directors to handle all other relevant
       matters related to the A     Share Issue;
       f  the authorization as set forth above shall
       be effective for  12 months commencing from
       the date of approval of the resolutions at
       the EGM  of the Company

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA OILFIELD SVCS LTD                                                                     Agenda Number:  702450759
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15002101
    Meeting Type:  CLS
    Meeting Date:  28-Jun-2010
          Ticker:
            ISIN:  CNE1000002P4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100511/LTN20100511559.pdf

S.1a   Approve to issue under the A Shares in the domestic-listedMgmt          For                            For
       Renminbi denominated ordinary shares of the
       Company

S.1b   Approve to issue under the A Share Issue has              Mgmt          For                            For
       a nominal value of RMB 1.00 each

S.1c   Approve to issue under the A Share Issue will             Mgmt          For                            For
       be no more than 500,000,000. The exact offering
       size will be determined by the Board and the
       lead underwriter [the sponsor] through negotiations,
       subject to the level of subscriptions If any
       ex-right or ex-dividend events, such as entitlement
       distribution, reserve capitalization or share
       placement, occur in the period between the
       date of the Board meeting [as defined below]
       approving the A Share Issue and the date of
       A Share Issue, the respective maximum number
       of Shares to be issued under the A Share Issue
       will be subject to corresponding adjustment

S.1d   Approve that natural persons, legal persons               Mgmt          For                            For
       and securities investment funds who maintain
       A share accounts with the Shanghai Stock Exchange
       and other investors as approved by the CSRC
       [save for those investors who are not permitted
       to subscribe for the A Shares by law, regulation
       and/or policy of the PRC]

S.1e   Approve that a portion of the new A Shares [the           Mgmt          For                            For
       proportion of which is to be determined by
       the Board [as authorized by the Shareholders
       at the general meeting] and the lead underwriter]
       will first be offered to all existing A Share
       Shareholders whose names appeared on the share
       register on the record date on a pro-rata basis.
       Any new A Shares not subscribed by any existing
       A Share Shareholders may be allotted and issued
       to other potential investors. In the event
       that any connected person of the Company subscribes
       for any new A Shares under the A Share Issue,
       the Company shall comply with all relevant
       requirements under the Listing Rules Under
       the A Share Issue, all target subscribers are
       required to settle the subscription in cash

S.1f   Approve that the issue price will be no less              Mgmt          For                            For
       than the lower of [i] the average trading price
       of the A Shares for the 20 trading days prior
       to the date of publication of the Offering
       Documents, or [ii] the average trading price
       of the A Shares on the trading day preceding
       the date of publication of the Offering Documents

S.1g   Approve that the A Share Issue will be conducted          Mgmt          For                            For
       via a public offer of new A Shares through
       online and offline offering [within the meaning
       of the relevant PRC laws and regulations],
       pursuant to which the new A Shares will be
       offering through the trading system of the
       Shanghai Stock Exchange and through placement
       by the underwriter for the offering, respectively,
       to investors as approved by the CSRC, or other
       method as approved by the CSRC; the A Share
       Issue, if approved by the CSRC, shall be conducted
       in due course within six months thereafter

S.1h   Approve that the issue upon the completion of             Mgmt          For                            For
       the A Share Issue, both the existing and new
       Shareholders will share the undistributed profits
       accumulated prior to the A Share Issue

S.1i   Approve that the A Shares issued under the A              Mgmt          For                            For
       Share Issue will be traded on the Shanghai
       Stock Exchange

S.1j   Approve that the resolution will be effective             Mgmt          For                            For
       within 12 months from the date when it is approved
       at the EGM of the Company; in addition to approval
       by this general meeting, this resolution is
       required to be submitted as special resolution
       to the class meetings of Shareholders for consideration
       and approval and the execution is subject to
       the approval of the CSRC; the plan approved
       by the CSRC shall be final

S.1k   Approve to raise a gross amount of no more than           Mgmt          For                            For
       RMB 7 billion [approximately HKD 8 billion]
       [inclusive of issuing expenses] through the
       A Share Issue. It is currently intended that
       the proceeds raised from the A Share Issue
       will be used for the following projects: [1]
       building of oilfield service vessel[s] [approximately
       RMB2.56 billion [approximately HKD 2.9 billion]];
       [2] building of 200 feet jack-up rig[s] [approximately
       RMB 1.93 billion [approximately HKD 2.2 billion]];
       [3] building of deep-water AHTS vessel[s] [approximately
       RMB 1.03 billion [approximately HKD 1.2 billion]];
       [4] building of twelve-streamer seismic vessel[s]
       [approximately RMB 960 million [approximately
       HKD 1.1 billion]; and [5] building of deep-water
       survey vessel[s] [approximately RMB520 million
       [approximately HKD 600 million]; the Company
       may invest in the above projects through utilizing
       its internal resources before the proceeds
       from the A Share Issue is made available to
       the Company. When the proceeds is available;
       authorize the Company to apply the proceeds
       to any injected capital in relation to the
       above projects which is incurred before the
       completion of the A Share Issue. 4 In the event
       that the proceeds raised from the A Share Issue
       is not sufficient for the purpose of the above
       projects, the Company will utilize other funding
       sources to cover the shortfall. Upon completion
       of any of the above projects, CONT  the remaining
       proceeds raised from the A Share Issue [together
       with interest accrued thereon], if any, will
       be applied in other projects aforesaid, as
       approved by the Board and recommended by the
       independent Directors, the sponsor and the
       supervisory committee of the Company

S.2    Authorize the Board for handling all relevant             Mgmt          For                            For
       matters regarding the A Share Issue be and
       is hereby approved; in order to effectively
       complete, in an orderly manner, the A Share
       Issue by the Company in accordance with laws
       and regulations including the Company Law of
       the PRC and the Securities Law of the PRC and
       the Articles of Association, the following
       be and are hereby approved; [a] authorize the
       Directors Mr. Liu Jian and Mr. Li Yong, both
       to handle all matters relating to the A Share
       Issue, including but not limited to making
       specific determination on the timing of issue,
       offering size, method of issue, pricing method,
       issue price, target subscribers, offering size
       and proportion to target subscribers, and offer
       to existing Shareholders and other matters
       relating to the A Share Issue; [b] authorize
       the Directors Mr. Liu Jian and Mr. Li Yong,
       both to sign and execute all application documents
       and other necessary documents and agreements
       relating to the A Share Issue as required by
       the relevant supervisory departments, stock
       exchange and approval authorities; [c] authorize
       the Directors and based on the actual circumstances,
       Mr. Liu Jian and Mr. Li Yong, both being Directors,
       to adjust the arrangements for the specific
       projects which the proceeds of the A Share
       Issue will be used for, including the amount
       of funds, time and method of implementation
       of the projects and the priority of the projects;
       [d] authorize the Directors Mr. Liu Jian and
       Mr. Li Yong, both to handle such relevant matters
       as share registration and listing, to submit
       relevant documents upon completion of the A
       Share Issue, to amend the Articles of Association
       [being to amend [i] Article 16 for the purpose
       of amending the total issued ordinary shares
       of the Company and the shareholding percentage
       of the promoter upon completion of the A Share
       Issue; [ii] Article 17 for the purpose of amending
       the total number of A Shares issued by the
       Company upon completion of the A Share Issue,
       the total number of A Shares held by the promoter
       and the A Share Shareholders [other than the
       promoter], and the respective percentages of
       the promoter, the A Share Shareholders [other
       than the promoter] and the H Share Shareholders
       in the total issued ordinary shares of the
       Company; and [iii] Article 20 for the purpose
       of amending the total registered capital of
       the Company] upon completion of the A Share
       Issue, and carry out relevant registration
       procedures regarding the change of the registered
       capital of the Company; [e] authorize the Directors
       Mr. Liu Jian and Mr. Li Yong, both to handle
       all other relevant matters related to the A
       Share Issue; [f] authorize to set forth above
       shall be effective for 12 months commencing
       from the date of approval of the resolutions
       at the EGM of the Company




--------------------------------------------------------------------------------------------------------------------------
 CHINA PETROLEUM & CHEMICAL CORP SINOPEC                                                     Agenda Number:  702412963
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15010104
    Meeting Type:  AGM
    Meeting Date:  18-May-2010
          Ticker:
            ISIN:  CNE1000002Q2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting    No vote
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANKS YOU.

1.     Receive the report of the Board of Directors              Mgmt          For                            For
       of Sinopec Corporation for the Year 2009

2.     Receive the report of the Board of Supervisors            Mgmt          For                            For
       of Sinopec Corporation for the Year 2009

3.     Approve the audited accounts and audited consolidated     Mgmt          For                            For
       accounts of Sinopec Corporation for the YE
       31 DEC 2009

4.     Approve the Plan for allocating any surplus               Mgmt          For                            For
       common reserve funds at an amount of RMB 20
       billion from the after-tax profits

5.     Approve the Profit Distribution Plan for the              Mgmt          For                            For
       YE 31 DEC 2009

6.     Authorize the Board of Directors of Sinopec               Mgmt          For                            For
       Corporation [the ''Board of Directors''] to
       determine the interim Profit Distribution Plan
       of Sinopec Corporation for 2009

7.     Re-appoint KPMG Huazhen and KPMG as the Domestic          Mgmt          For                            For
       and Overseas Auditors of Sinopec Corporation
       for the year 2010, respectively, and authorize
       the Board of Directors to determine their remunerations

8.     Approve the proposal in respect of the acquisition        Mgmt          For                            For
       of certain equity interest and loans held by
       Sinopec International Petroleum Exploration
       and Production Corporation

S.9    Authorize the Board of Directors, pursuant to             Mgmt          For                            For
       the relevant regulations, within the maximum
       balance of the issuable bonds, namely after
       issuance, the relevant accumulative debt financing
       instruments balance shall not exceed 40% of
       the latest total audited net assets of Sinopec
       Corporation, to determine issuance of debt
       financing instruments, including but not limited
       to short term financial instruments, mid-term
       financial notes and corporate bonds; to determine
       the terms and conditions and all other matters
       in relation to the issuance of such debt financing
       instrument[s] based on the needs of Sinopec
       Corporation and the market conditions, including
       without limitation to the determination of
       the actual value, interest rate, term, targeted
       group and use of proceeds of the bond[s] subject
       to the aforementioned limits, as well as to
       the production, execution and disclosure of
       all necessary documents thereof [Authority
       expires at the completion of next AGM of Sinopec
       Corporation]

S10.A  Approve type of securities to be issued                   Mgmt          For                            For

S10.B  Approve an issuance size                                  Mgmt          For                            For

S10.C  Approve nominal value and issue price                     Mgmt          For                            For

S10.D  Approve the term                                          Mgmt          For                            For

S10.E  Approve the interest rate                                 Mgmt          For                            For

S10.F  Approve the method and timing of interest payment         Mgmt          For                            For

S10.G  Approve the conversion period                             Mgmt          For                            For

S10.H  Approve the determination and adjustment of               Mgmt          For                            For
       conversion price

S10.I  Approve the downward adjustment to conversion             Mgmt          For                            For
       price

S10.J  Approve the conversion method of fractional               Mgmt          For                            For
       share

S10.K  Approve the terms of redemption                           Mgmt          For                            For

S10.L  Approve the terms of sale back                            Mgmt          For                            For

S10.M  Approve the dividend rights of the year of conversion     Mgmt          For                            For

S10.N  Approve the method of issuance and target subscribers     Mgmt          For                            For

S10.O  Approve the subscription arrangement for existing         Mgmt          For                            For
       shareholders

S10.P  Approve the CB Holders and bondholder meetings            Mgmt          For                            For

S10.Q  Approve the use of proceeds from the issuance             Mgmt          For                            For
       of the Convertible Bonds

S10.R  Approve the guarantee                                     Mgmt          For                            For

S10.S  Approve the validity period of the resolutions            Mgmt          For                            For
       in relation to the issuance of the convertible
       bonds

S10.T  Approve the matters relating to authorization             Mgmt          For                            For
       in relation to the issuance of the convertible
       bonds

S10.U  Approve the Feasibility Analysis Report on the            Mgmt          For                            For
       use of proceeds from the issuance of the convertible
       bonds

S10.V  Receive the report on the use of proceeds from            Mgmt          For                            For
       last issuance of securities

S.11   Authorize the Board of Directors of Sinopec               Mgmt          Against                        Against
       Corporation a general mandate to issue new
       shares: in order to grant discretion to the
       Board of Directors on the flexibility of issuance
       of new shares, to allot issue and deal with
       shares not exceeding 20% of the existing domestic
       listed shares and overseas listed foreign shares
       of Sinopec Corporation however, notwithstanding
       the obtaining of the general mandate, any issue
       of domestic shares needs shareholders' approval
       at shareholders' meeting in accordance with
       the relevant PRC Laws and regulations' it is
       resolved as follow: 1] Subject to paragraphs
       [3] and [4] and pursuant to the Company Law
       [the "Company Law"] of the People's Republic
       of China [the "PRC"] and the listing rules
       of the relevant stock exchanges [as amended
       from time to time], to allot, issue and deal
       with shares during the Relevant Period and
       to determine the terms and conditions for the
       allotment and issue of new shares including
       the following terms: a] class and number of
       new shares to be issued; b] price determination
       method of new shares and/or issue price [including
       price range]; c] the starting and closing dates
       for the issue; d] class and number of the new
       shares to be issued to existing shareholders;
       and e] the making or granting of offers, agreements
       and options which might require the exercise
       of such powers; 2] to make or grant offers,
       agreements and options which would or might
       require the exercise of such powers after the
       end of the relevant period; 3] the aggregate
       nominal amount of new domestic listed shares
       and new overseas listed foreign shares allotted,
       issued and dealt with or agreed conditionally
       or unconditionally to be allotted, issued and
       dealt with [whether pursuant to an option or
       otherwise] by the Board of Directors of Sinopec
       Corporation pursuant to the approval in paragraph
       [1], otherwise than pursuant to issue of shares
       by conversion of the surplus reserve into share
       capital in accordance with the Company Law
       of the PRC and the Articles of Association
       of Sinopec Corporation, shall not exceed 20%
       of each class of the existing domestic listed
       shares and overseas listed foreign shares of
       Sinopec Corporation In exercising the powers
       granted in paragraph [1], the Board of Directors
       of Sinopec Corporation must [i] comply with
       the Company Law of the PRC and the relevant
       regulatory stipulations [as amended from time
       to time] of the places where Sinopec Corporation
       is listed; and [ii] obtain approval from China
       Securities Regulatory Commission and other
       relevant PRC government departments, The Board
       of Directors of Sinopec Corporation, subject
       to the approval of the relevant authorities
       of the PRC and in accordance with the Company
       Law of the PRC, authorized to increase the
       registered capital of Sinopec Corporation to
       the required amount upon the exercise of the
       powers pursuant to paragraph [1] above to authorize
       the Board of Directors to sign the necessary
       documents, complete the necessary formalities
       and take other necessary steps to complete
       the allotment and issue and listing of new
       shares, provided the same do not violate the
       relevant laws, administrative regulations,
       listing rules of the relevant stock exchanges
       and the Articles of Association. Subject to
       the approval of the relevant PRC authorities,
       authorize the Board of Directors of Sinopec
       Corporation to make appropriate and necessary
       amendments to the Articles of Association after
       completion of the allotment and issue of new
       shares according to the method, type and number
       of the allotment and issue of new shares by
       Sinopec Corporation and the actual situation
       of the shareholding structure of Sinopec Corporation
       at the time of completion of the allotment
       and issue of new shares in order to reflect
       the alteration of the share capital structure
       and registered capital of Sinopec Corporation
       pursuant to the exercise of this mandate [Authority
       expires earlier of the conclusion of the next
       AGM of Sinopec Corporation or 12 months]

12.1   Election of Mr. Ma Weihua as an Independent               Mgmt          For                            For
       Non-Executive Directors of the Fourth Session
       of the Board of Directors of Sinopec Corp

12.2   Election of Mr. Wu Xiaogen as an Independent              Mgmt          For                            For
       Non-Executive Directors of the Fourth Session
       of the Board of Directors of Sinopec Corp




--------------------------------------------------------------------------------------------------------------------------
 CHINA RAILWAY GROUP LTD                                                                     Agenda Number:  702408659
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1509D116
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2010
          Ticker:
            ISIN:  CNE1000007Z2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK  http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN201004291493.pdf

1      Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company FYE 31 DEC 2009

2      Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company FYE 31 DEC     2009

3      Approve the work report of Independent Directors          Mgmt          For                            For
       of the Company FYE 31 DEC    2009

4      Approve the audited consolidated financial statements     Mgmt          For                            For
       of the Company FYE 31   DEC 2009

5      Re-appoint Deloitte Touche Tohmatsu as the Company's      Mgmt          For                            For
       international Auditors   and Deloitte Touche
       Tohmatsu CPA Ltd. as the Company's domestic
       Auditors for  a term ending at the next AGM
       of the Company and to authorize the Board of
       Directors of the Company to determine their
       remuneration

6      Approve the Profit Distribution Plan of the               Mgmt          For                            For
       Company FYE 31 DEC 2009

7      Approve the adjustments to the remuneration               Mgmt          For                            For
       for the Independent Directors of  the Company




--------------------------------------------------------------------------------------------------------------------------
 CHINA SHENHUA ENERGY COMPANY LTD                                                            Agenda Number:  702412189
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1504C113
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  CNE1000002R0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

CMMT   PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING             Non-Voting    No vote
       INFORMATION IS AVAILABLE BY     CLICKING ON
       THE MATERIAL URL LINK:
       http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN201004291685.pdf

1      Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company for the YE 31 DEC 2009

2      Approve the report of the Board of supervisors            Mgmt          For                            For
       of the Company for the YE 31   DEC 2009

3      Approve the audited financial statements of               Mgmt          For                            For
       the Company for the YE 31 DEC     2009

4      Approve the Company's profit distribution plan            Mgmt          For                            For
       for the YE 31 DEC 2009, i.e.   final dividend
       for the YE 31 DEC 2009 in the amount of RMB
       0.53 per share     inclusive of tax  be declared
       and distributed, the aggregate amount of which
       is approximately RMB 10,541,000,000

5      Approve the remuneration of the Directors and             Mgmt          For                            For
       supervisors of the Company for  the YE 31 DEC
       2009, i.e. aggregate remuneration of the executive
       Directors is in the amount of RMB 902,336.78;
       aggregate remuneration of the non-executive
       Directors is in the amount of RMB 1,612,500,
       of which the aggregate           remuneration
       of the independent non-executive Directors
       is in the amount of   RMB 1,612,500, the non-executive
       Directors  other than the independent
       non-executive Directors  are remunerated
       by Shenhua Group Corporation Limited and are
       not remunerated by the Company in cash; remuneration
       of the           supervisors is in the amount
       of RMB 1,262,331.32

6      Re-appointment of KPMG Huazhen and KPMG as the            Mgmt          For                            For
       PRC and international Auditors respectively
       of the Company for 2010, the term of such re-appointment
       of      shall continue until the next AGM,
       and to authorise a committee comprising of
       Mr. Zhang Xiwu, Mr. Zhang Yuzhuo and Mr. Ling
       Wen, all being Directors of the Company, to
       determine their remuneration

7      Approve the revision of annual capital of continuing      Mgmt          For                            For
       connected transactions   carried out pursuant
       to the Transportation Service Framework Agreement
       dated  18 DEC 2009 entered into between the
       Company and Taiyuan Railway Bureau from  RMB
       2,600,000,000 to RMB 7,000,000,000 for the
       YE 31 DEC 2010

8      Approve the revision of annual capital of continuing      Mgmt          For                            For
       connected transactions   carried out pursuant
       to the Mutual Coal Supply Agreement dated 23
       MAR 2007    entered into between the Company
       and Shenhua Group Corporation Limited for
       the supply of coal by the Company and its
       subsidiaries  the Group  to Shenhua Group Corporation
       Limited and its subsidiaries  excluding the
       Group   the     Shenhua Group  from RMB 2,732,720,000
       to RMB 4,500,000,000 for the year       ending
       31 DEC 2010

9      Approve the Mutual Coal Supply Agreement dated            Mgmt          For                            For
       12 MAR 2010 entered into       between the
       Company and Shenhua Group Corporation Limited,
       the transactions   contemplated there under
       and the following proposed annual capitals;
       a       proposed annual capitals of RMB 6,600,000,000,
       RMB 7,000,000,000 and RMB      7,500,000,000
       for the three YE 31 DEC 2011, 31 DEC 2012 and
       31 DEC 2013,      respectively, for the supply
       of coal by the Group to the Shenhua Group;
       and   b  proposed annual capitals of RMB 11,000,000,000,
       RMB 13,000,000,000 and RMB 16,000,000,000 for
       the three YE 31 DEC 2011, 31 DEC 2012 and 31
       DEC 2013,     respectively, for the supply
       of coal by the Shenhua Group to the Group

10     Approve the Mutual Supplies and Services Agreement        Mgmt          For                            For
       dated 12 MAR 2010 entered  into between the
       Company and Shenhua Group Corporation Limited,
       the           transactions contemplated there
       under and the following proposed annual
       capitals:  a  proposed annual capitals of
       RMB 4,600,000,000, RMB              7,300,000,000
       and RMB 8,600,000,000 for the 3 YE 31 DEC 2011,
       31 DEC 2012 and 31 DEC 2013, respectively,
       for production supplies and ancillary services
       by  the Group to the Shenhua Group; and  b
       proposed annual capitals of RMB       5,500,000,000,
       RMB 6,000,000,000 and RMB 6,600,000,000 for
       the 3 YE 31 DEC    2011, 31 DEC 2012 and 31
       DEC 2013, respectively, for production supplies
       and  ancillary services by the Shenhua Group
       to the Group

11     Approve the Coal Supply Framework Agreement               Mgmt          For                            For
       dated 12 MAR 2010 entered into    between the
       Company and China Datang Corporation, the proposed
       annual         capitals thereto of RMB 4,300,000,000,
       RMB 4,600,000,000 and RMB              4,900,000,000
       for the 3 years ending 31 DEC 2011, 31 DEC
       2012 and 31 DEC      2013, respectively, and
       the transactions contemplated there under

12     Approve the Coal Supply Framework Agreement               Mgmt          For                            For
       dated 12 MAR 2010 entered into    between the
       Company and Tianjin Jinneng Investment Company,
       the proposed      annual capitals thereto of
       RMB 4,100,000,000, RMB 4,400,000,000 and RMB
       4,800,000,000 for the 3 YE 31 DEC 2011,
       31 DEC 2012 and 31 DEC 2013,          respectively,
       and the transactions contemplated there under

13     Approve the Coal Supply Framework Agreement               Mgmt          For                            For
       dated 12 MAR 2010 entered into    between the
       Company and Jiangsu Guoxin Asset Management
       Group Company         Limited, the proposed
       annual capitals thereto of RMB 3,500,000,000,
       RMB       3,800,000,000 and RMB 4,100,000,000
       for the three YE 31 DEC 2011, 31 DEC 2012 and
       31 DEC 2013, respectively, and the transactions
       contemplated there under

14     Approve the Transportation Service Framework              Mgmt          For                            For
       Agreement dated 12 MAR 2010      entered into
       between the Company and Taiyuan Railway Bureau,
       the proposed     annual capitals thereto of
       RMB 8,100,000,000, RMB 8,600,000,000 and RMB
       9,300,000,000 for the three years ending
       31 DEC 2011, 31 DEC 2012 and 31 DEC  2013,
       respectively, and the transactions contemplated
       there under

15     Approve the Coal Supply Framework Agreement               Mgmt          For                            For
       dated 12 MAR 2010 entered into    between the
       Company and Shaanxi Province Coal Transportation
       and Sales  Group  Co Ltd, the proposed annual
       capitals thereto of RMB 6,000,000,000, RMB
       6,400,000,000 and RMB 7,100,000,000 for
       the three years ending 31 DEC 2011,   31 DEC
       2012 and 31 DEC 2013, respectively, and the
       transactions contemplated  there under

16.1   Re-appointment of Dr. Zhang Xiwu as an executive          Mgmt          For                            For
       Director of the Company

16.2   Re-appointment of Dr. Zhang Yuzhuo as an executive        Mgmt          For                            For
       Director of the Company

16.3   Re-appointment of Dr. Ling Wen as an executive            Mgmt          For                            For
       Director of the Company

16.4   Re-appointment of Mr. Han Jianguo as a non-executive      Mgmt          For                            For
       Director of the Company

16.5   Appointment of Mr. Liu Benrun as a non-executive          Mgmt          For                            For
       Director of the Company

16.6   Appointment of Mr. Xie Songlin as a non-executive         Mgmt          For                            For
       Director of the Company

16.7   Re-appointment of Mr. Gong Huazhang as an independent     Mgmt          For                            For
       non-executive Director  of the Company

16.8   Appointment of Mr. Guo Peizhang as an independent         Mgmt          For                            For
       non-executive Director of   the Company

16.9   Appointment of Ms. Fan Hsu Lai Tai as an independent      Mgmt          For                            For
       non-executive Director   of the Company

17.1   Appointment of Mr. Sun Wenjian as a shareholders'         Mgmt          For                            For
       representative supervisor   of the Company

17.2   Appointment of Mr. Tang Ning as a shareholders            Mgmt          For                            For
       representative supervisor of   the Company

S.18   Approve a general mandate to the Board of Directors       Mgmt          Against                        Against
       to, by reference to       market conditions
       and in accordance with needs of the Company,
       to allot,      issue and deal with, either
       separately or concurrently, additional domestic
       shares  A shares  and overseas listed foreign
       invested shares  H shares  not  exceeding 20%
       of each of the number of domestic shares  A
       shares  and the     number of overseas-listed
       foreign invested shares  H shares  in issue
       at the  time of passing this resolution at
       AGM; pursuant to PRC laws and regulations,
       the Company will seek further approval from
       its shareholders in general       meeting for
       each issuance of domestic shares  A shares
       even where this       general mandate is approved;
       2  the Board of Directors be authorised to
       including but not limited to the following
       :-  i  formulate and implement     detailed
       CONTD

CONT   CONTD issuance plan, including but not limited            Non-Voting    No vote
       to the class of shares to be   issued, pricing
       mechanism and/or issuance price  including
       price range ,      number of shares to be issued,
       allottees and use of proceeds, time of
       issuance, period of issuance and whether
       to issue shares to existing          shareholders;
       ii  approve and execute, on behalf of the
       Company, agreements  related to share issuance,
       including but not limited to underwriting
       agreement and engagement agreements
       of professional advisers;  iii  approve   and
       execute, on behalf of the Company, documents
       related to share issuance    for submission
       to regulatory authorities, and to carry out
       approval           procedures required by regulatory
       authorities and venues in which the Company
       is listed;  iv  amend, as required by regulatory
       authorities within or        outside China,
       agreements and statutory CONTD

CONT   CONTD documents referred to in  ii  and  iii              Non-Voting    No vote
       above;  v  engage the services  of professional
       advisers for share issuance related matters,
       and to approve   and execute all acts, deeds,
       documents or other matters necessary,
       appropriate or required for share issuance;
       vi  increase the registered      capital of
       the Company after share issuance, and to make
       corresponding        amendments to the articles
       of association of the Company relating to share
       capital and shareholdings etc, and to carry
       out statutory registrations and   filings within
       and outside China;  Authority expires from
       the conclusion of   the AGM of the Company
       for 2010 the expiration of a period of 12 months
       following the passing of this special
       resolution at the AGM for 2009; or  c   the
       date on which the authority conferred by this
       special resolution CONTD

CONT   CONTD is revoked or varied by a special resolution        Non-Voting    No vote
       of shareholders at a       general meeting,
       except where the Board of Directors has resolved
       to issue    domestic shares  A shares  or overseas-listed
       foreign invested shares  H      shares  during
       the Relevant Period and the share issuance
       is to be continued  or implemented after the
       Relevant Period

S.19   Approve the following general mandate to repurchase       Mgmt          For                            For
       domestic shares  A shares  and overseas-listed
       foreign invested shares  H shares ;  1  approve
       a        general mandate to the Board of Directors
       to, by reference to market          conditions
       and in accordance with needs of the Company,
       to repurchase         domestic shares  A shares
       not exceeding 10% of the number of domestic
       shares  A shares  in issue at the time when
       this resolution is passed at AGM and the relevant
       resolutions are passed at class meetings of
       shareholders; pursuant   to PRC laws and regulations,
       and for repurchases of domestic shares  A shares
       , the Company will seek further approval from
       its shareholders in general     meeting for
       each repurchase of domestic shares  A shares
       even where the      general mandate is granted,
       but will not be required to seek shareholders'
       approval CONTD

CONT   CONTD at class meetings of domestic share  A              Non-Voting    No vote
       share  shareholders or           overseas-listed
       foreign invested share  H share  shareholders;
       2  approve a  general mandate to the Board
       of Directors to, by reference to market
       conditions and in accordance with needs
       of the Company, to repurchase         overseas-listed
       foreign invested shares  H shares  not exceeding
       10% of the   number of overseas-listed foreign
       invested shares  H shares  in issue at the
       time when this resolution is passed at AGM
       and the relevant resolutions are   passed at
       class meetings of shareholders;  3  the Board
       of Directors be       authorized to  including
       but not limited to the following :-  i  formulate
       and implement detailed repurchase plan,
       including but not limited to          repurchase
       price, number of shares to repurchase, time
       of repurchase and      period of repurchase
       etc;  ii  notify CONTD

CONT   CONTD creditors in accordance with the PRC Company        Non-Voting    No vote
       Law and articles of        association of the
       Company;  iii  open overseas share accounts
       and to carry   out related change of foreign
       exchange registration procedures;  iv  carry
       out relevant approval procedures required
       by regulatory authorities and       venues
       in which the Company is listed, and to carry
       out filings with the      China Securities
       Regulatory Commission;  v  carry out cancellation
       procedures for repurchased shares, decrease
       registered capital, and to make
       corresponding amendments to the articles
       of association of the Company        relating
       to share capital and shareholdings etc, and
       to carry out statutory   registrations and
       filings within and outside China;  vi  approve
       and execute, on behalf of the Company, documents
       and matters related to share repurchase;  The
       above CONTD

CONT   CONTD general mandate will expire on the earlier          Non-Voting    No vote
       of  Relevant Period :-  a    the conclusion
       of the AGM of the Company for 2010;  b  the
       expiration of a    period of twelve months
       following the passing of this special resolution
       at   the AGM for 2009, the first A shareholders'
       class meeting in 2010 and the     first H shareholders'
       class meeting in 2010; or  c  the date on which
       the     authority conferred by this special
       resolution is revoked or varied by a      special
       resolution of shareholders at a general meeting,
       or a special         resolution of shareholders
       at a class meeting of domestic share  A share
       shareholders or a class meeting of overseas-listed
       foreign invested share  H  share  shareholders,
       except where the Board of Directors CONTD

CONT   CONTD has resolved to repurchase domestic shares          Non-Voting    No vote
       A shares  or                overseas-listed
       foreign invested shares  H shares  during the
       Relevant Period and the share repurchase is
       to be continued or implemented after the relevant
       period




--------------------------------------------------------------------------------------------------------------------------
 CHINA SHENHUA ENERGY COMPANY LTD                                                            Agenda Number:  702413030
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1504C113
    Meeting Type:  CLS
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  CNE1000002R0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' ONLY BELOW RESOLUTION.
       THANK YOU.

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN201004291691.pdf

S.1    Authorize the Board of Directors, to repurchase           Mgmt          For                            For
       domestic shares [A shares] and overseas-listed
       foreign invested shares [H shares]:- by reference
       to market conditions and in accordance with
       needs of the Company, to repurchase domestic
       shares [A shares] not exceeding 10% of the
       number of domestic shares [A shares] in issue
       at the time when this resolution is passed
       at AGM and the relevant resolutions are passed
       at class meetings of shareholders, pursuant
       to PRC laws and regulations, and for repurchases
       of domestic shares [A shares], the Company
       will seek further approval from its shareholders
       in general meeting for each repurchase of domestic
       shares [A shares] even where the general mandate
       is granted, but will not be required to seek
       shareholders' approval at class meetings of
       domestic share [A share] shareholders or overseas-listed
       foreign invested share [H share] shareholders;
       2] approve a general mandate to the Board of
       Directors to, by reference to market conditions
       and in accordance with needs of the Company,
       to repurchase overseas-listed foreign invested
       shares [H shares] not exceeding 10% of the
       number of overseas-listed foreign invested
       shares [H shares] in issue at the time when
       this resolution is passed at annual general
       meeting and the relevant resolutions are passed
       at class meetings of shareholders; 3] authorize
       the Board of Directors to [including but not
       limited to the following]: i) formulate and
       implement detailed repurchase plan, including
       but not limited to repurchase price, number
       of shares to repurchase, time of repurchase
       and period of repurchase etc; ii) notify creditors
       in accordance with the PRC Company Law and
       articles of association of the Company; iii)
       open overseas share accounts and to carry out
       related change of foreign exchange registration
       procedures; iv) carry out relevant approval
       procedures required by regulatory authorities
       and venues in which the Company is listed,
       and to carry out filings with the China Securities
       Regulatory Commission; v) carry out cancelation
       procedures for repurchased shares, decrease
       registered capital, and to make corresponding
       amendments to the articles of association of
       the Company relating to share capital and shareholdings
       etc, and to carry out statutory registrations
       and filings within and outside China; vi) approve
       and execute, on behalf of the Company, documents
       and matters related to share repurchase; [Authority
       expires at the earlier of the conclusion of
       the AGM of the Company for 2010; or the expiration
       of a period of 12 months following the passing
       of this special resolution at the AGM for 2009,
       the first A shareholders' class meeting in
       2010 and the first H shareholders' class meeting
       in 2010]; the date on which the authority conferred
       by this special resolution is revoked or varied
       by a special resolution of shareholders at
       a general meeting, or a special resolution
       of shareholders at a class meeting of domestic
       share [A share] shareholders or a class meeting
       of overseas-listed foreign invested share [H
       share] shareholders, except where the Board
       of Directors has resolved to repurchase domestic
       shares [A shares] or overseas-listed foreign
       invested shares [H shares] during the Relevant
       Period and the share repurchase is to be continued
       or implemented after the Relevant Period




--------------------------------------------------------------------------------------------------------------------------
 CHINA SHIPPING CONTAINER LINES CO LTD                                                       Agenda Number:  702408471
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1513C104
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2010
          Ticker:
            ISIN:  CNE100000536
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100430/LTN20100430025.pdf

1      Approve the audited financial statements and              Mgmt          For                            For
       the Auditors' report of the      Company as
       at and for the YE 31 DEC 2009

2      Approve the proposed profit distribution plan             Mgmt          For                            For
       of the Company for the YE 31    DEC 2009

3      Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company  the "Board"  for the YE 31
       DEC 2009

4      Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the YE 31  DEC 2009

5      Approve the annual reports of the Company prepared        Mgmt          For                            For
       under the requirements of  the places of listing
       of the Company for the YE 31 DEC 2009

6      Appointment of PricewaterhouseCoopers, Hong               Mgmt          For                            For
       Kong, Certified Public            Accountants
       as the Company's International Auditor, to
       hold office for the    year 2010, and authorize
       the audit committee of the Board to determine
       its    remuneration

7      Appointment of Vocation International Certified           Mgmt          For                            For
       Public Accountants Co., Ltd.  as the Company's
       PRC Auditor, to hold office for the year 2010,
       and authorize the audit committee of the Board
       to determine its remuneration

8      Approve to determine the remuneration of the              Mgmt          For                            For
       Directors and Supervisors of the Company for
       the year ending 31 DEC 2010

9.a    Re-elect Mr. Li Shaode as a Executive Director            Mgmt          For                            For
       of the Company  the            "Directors"
       , pursuant to Article 10.2 of the Articles
       of Association of the  Company with effect
       from the conclusion of the AGM until the conclusion
       of    the AGM of the Company for the year 2012,
       i.e. on or around June 2013

9.b    Re-elect Mr. Ma Zehua as a Non-Executive Director         Mgmt          For                            For
       of the Company  the         "Directors" , pursuant
       to Article 10.2 of the Articles of Association
       of the  Company with effect from the conclusion
       of the AGM until the conclusion of    the AGM
       of the Company for the year 2012, i.e. on or
       around June 2013

9.c    Re-elect Mr. Zhang Guofa as a Executive Director          Mgmt          For                            For
       of the Company  the          "Directors" ,
       pursuant to Article 10.2 of the Articles of
       Association of the  Company with effect from
       the conclusion of the AGM until the conclusion
       of    the AGM of the Company for the year 2012,
       i.e. on or around June 2013

9.d    Re-elect Mr. Zhang Jianhua as a Non-Executive             Mgmt          For                            For
       Director of the Company  the    "Directors"
       , pursuant to Article 10.2 of the Articles
       of Association of the  Company with effect
       from the conclusion of the AGM until the conclusion
       of    the AGM of the Company for the year 2012,
       i.e. on or around June 2013

9.e    Re-elect Mr. Lin Jianqing as a Non-Executive              Mgmt          For                            For
       Director of the Company  the     "Directors"
       , pursuant to Article 10.2 of the Articles
       of Association of the  Company with effect
       from the conclusion of the AGM until the conclusion
       of    the AGM of the Company for the year 2012,
       i.e. on or around June 2013

9.f    Re-elect Mr. Wang Daxiong as a Non-Executive              Mgmt          For                            For
       Director of the Company  the     "Directors"
       , pursuant to Article 10.2 of the Articles
       of Association of the  Company with effect
       from the conclusion of the AGM until the conclusion
       of    the AGM of the Company for the year 2012,
       i.e. on or around June 2013

9.g    Re-elect Mr. Huang Xiaowen as a Executive Director        Mgmt          For                            For
       of the Company  the        "Directors" , pursuant
       to Article 10.2 of the Articles of Association
       of the  Company with effect from the conclusion
       of the AGM until the conclusion of    the AGM
       of the Company for the year 2012, i.e. on or
       around June 2013

9.h    Re-elect Mr. Zhao Hongzhou as a Executive Director        Mgmt          For                            For
       of the Company  the        "Directors" , pursuant
       to Article 10.2 of the Articles of Association
       of the  Company with effect from the conclusion
       of the AGM until the conclusion of    the AGM
       of the Company for the year 2012, i.e. on or
       around June 2013

9.i    Re-elect Mr. Yan Zhichong as a Non-Executive              Mgmt          For                            For
       Director of the Company  the     "Directors"
       , pursuant to Article 10.2 of the Articles
       of Association of the  Company with effect
       from the conclusion of the AGM until the conclusion
       of    the AGM of the Company for the year 2012,
       i.e. on or around June 2013

9.j    Re-elect Mr. Xu Hui as a Non-Executive Director           Mgmt          For                            For
       of the Company  the           "Directors" ,
       pursuant to Article 10.2 of the Articles of
       Association of the  Company with effect from
       the conclusion of the AGM until the conclusion
       of    the AGM of the Company for the year 2012,
       i.e. on or around June 2013

9.k    Re-elect Mr. Shen Zhongying as a Independent              Mgmt          For                            For
       Non-Executive Director of the    Company  the
       "Directors" , pursuant to Article 10.2 of the
       Articles of        Association of the Company
       with effect from the conclusion of the AGM
       until   the conclusion of the AGM of the Company
       for the year 2012, i.e. on or around June 2013

9.l    Re-elect Mr. Shen Kangchen as Independent Non-Executive   Mgmt          For                            For
       Director of the       Company  the "Directors"
       , pursuant to Article 10.2 of the Articles
       of        Association of the Company with effect
       from the conclusion of the AGM until   the
       conclusion of the AGM of the Company for the
       year 2012, i.e. on or around June 2013

9.m    Re-elect Mr. Jim Poon  also known as Pan Zhanyuan         Mgmt          For                            For
       as a Independent           Non-Executive Director
       as a of the Company  the "Directors" , pursuant
       to     Article 10.2 of the Articles of Association
       of the Company with effect from   the conclusion
       of the AGM until the conclusion of the AGM
       of the Company for  the year 2012, i.e. on
       or around June 2013

9.n    Re-elect Mr. Wu Daqi as a Independent Non-Executive       Mgmt          For                            For
       Director of the Company   the "Directors" ,
       pursuant to Article 10.2 of the Articles of
       Association of  the Company with effect from
       the conclusion of the AGM until the conclusion
       of the AGM of the Company for the year 2012,
       i.e. on or around June 2013

9.o    Re-elect Ms. Zhang Nan as a Independent Non-Executive     Mgmt          For                            For
       Director of the Company  the "Directors" ,
       pursuant to Article 10.2 of the Articles of
       Association of the Company with effect from
       the conclusion of the AGM until the conclusion
       of the AGM of the Company for the year 2012,
       i.e. on or around June 2013

10.a   Re-elect Mr. Chen Decheng as a Supervisor of              Mgmt          For                            For
       the Company pursuant to Article  14.2 of the
       Articles of Association of the Company with
       effect from the       conclusion of the AGM
       until the conclusion of the annual general
       meeting of   the Company for the year 2012,
       i.e. on or around June 2013

10.b   Re-elect Mr. Kou Laiqi as a Supervisor of the             Mgmt          For                            For
       Company pursuant to Article     14.2 of the
       Articles of Association of the Company with
       effect from the       conclusion of the AGM
       until the conclusion of the annual general
       meeting of   the Company for the year 2012,
       i.e. on or around June 2013

10.c   Re-elect Mr. Hua Min as a Supervisor of the               Mgmt          For                            For
       Company pursuant to Article 14.2  of the Articles
       of Association of the Company with effect from
       the conclusion of the AGM until the conclusion
       of the annual general meeting of the Company
       for the year 2012, i.e. on or around June
       2013

10.d   Re-elect Ms. Pan Yingli as a Supervisor of the            Mgmt          For                            For
       Company pursuant to Article    14.2 of the
       Articles of Association of the Company with
       effect from the       conclusion of the AGM
       until the conclusion of the annual general
       meeting of   the Company for the year 2012,
       i.e. on or around June 2013




--------------------------------------------------------------------------------------------------------------------------
 CHINA SHIPPING DEVELOPMENT CO LTD                                                           Agenda Number:  702390131
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1503Y108
    Meeting Type:  AGM
    Meeting Date:  08-Jun-2010
          Ticker:
            ISIN:  CNE1000002S8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the 2009 audited financial statements             Mgmt          For                            For
       of the Company

2      Approve the 2009 report of the board of Directors         Mgmt          For                            For
       of the Company

3      Approve the 2009 report of the Supervisory Committee      Mgmt          For                            For
       of the Company

4      Approve the recommended 2009 final dividend               Mgmt          For                            For
       of RMB 0.10 (before tax) per      share

5      Approve the 2009 report of the Independent Board          Mgmt          For                            For
       Committee of the Company

6      Approve the 2009 annual report of the Company             Mgmt          For                            For

7      Approve the remuneration of the Directors, Supervisors    Mgmt          For                            For
       and Senior Management  of the Company for 2010

8      Re-appoint the Vocation International Certified           Mgmt          For                            For
       Public Accountant Co., Ltd.   and Uhy vocation
       Hk CPA Limited as the domestic and International
       Auditors of the Company for 2010, respectively,
       and authorize the Board of Directors of   the
       Company to determine their remuneration

9      Approve the entrusted loan agreement in relation          Mgmt          For                            For
       to a loan in the amount of   RMB 1,300,000,000
       from China Shipping (Group) Company




--------------------------------------------------------------------------------------------------------------------------
 DATANG INTERNATIONAL POWER GENERATION CO LTD                                                Agenda Number:  702253561
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y20020106
    Meeting Type:  EGM
    Meeting Date:  19-Apr-2010
          Ticker:
            ISIN:  CNE1000002Z3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1      Approve the fund contribution of Datang Energy            Mgmt          For                            For
       and Chemical Company Limited   'Energy and
       Chemical Company'  to establish Inner Mongolia
       Datang             International Duolun Coal
       Chemical Company Limited  'Duolun Coal Chemical
       Company' , for the purposes of constructing
       and operating the Duolun Coal     Chemical
       Project

2      Approve the provision of counter-guarantee by             Mgmt          For                            For
       the Company for a loan of Hong Kong Company

3      Approve the provision of entrusted loan to Duolun         Mgmt          For                            For
       Coal Chemical Company by    China Datang Finance
       Company Limited under the Revolving Entrusted
       Loan       Agreement  'Datang Finance Company'

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN TEXT OF RESOLUTION 2 AND INSERTION OF ADDITIONAL
       COMMENT. IF YOU HAVE ALREADY SENT IN YOUR VOTES,
       PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
       YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.

       CDC AND ITS ASSOCIATES WILL ABSTAIN FROM VOTING           Non-Voting    No vote
       FOR RESOLUTION 2 IN THE EGM.




--------------------------------------------------------------------------------------------------------------------------
 DATANG INTERNATIONAL POWER GENERATION CO LTD                                                Agenda Number:  702455557
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y20020106
    Meeting Type:  AGM
    Meeting Date:  11-Jun-2010
          Ticker:
            ISIN:  CNE1000002Z3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 699635 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTION
       NUMERS. THANK YOU.

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK:http://www.hkexnews.hk/listedco/listconews/sehk/20100526/LTN20100526009.pdf

1.     Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company (the Board) for the year 2009
       (including Independent Non-Executive Directors
       report on work)

2.     Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the year 2009

3.     Approve the proposal of final accounts for the            Mgmt          For                            For
       year 2009

4.     Approve the profit distribution proposal for              Mgmt          For                            For
       the year 2009

5.     Approve the resolution on provisions of guarantees        Mgmt          For                            For
       for financings of Xinyu Power Company, Qian'an
       Thermal Power Company, Diaobingshan Power Company,
       Liaoning Wind Power Company and Zhangzhou Wind
       Power Company

6.     Approve the capital contribution to the establishment     Mgmt          For                            For
       of Fuxin Coal-based Gas Company for the purpose
       of constructing Fuxin Coal-based Gas Project

7.     Approve the resolution on adjustment of total             Mgmt          For                            For
       investment and capital contribution proposal
       of Keqi Coal-based Gas Project

8.     Appointment of the Auditor of the Company for             Mgmt          For                            For
       the year 2010

S.9    Amend the Articles of Association of the Company          Mgmt          For                            For

S.10   Grant a mandate to the Board to issue new shares          Mgmt          Against                        Against
       not more than 20% of each class of shares

S.11   Approve the resolution on the fulfillments to             Mgmt          For                            For
       the conditions for non-public issue of a shares
       by Datang International Power Generation Company
       Limited

S12.1  Approve the resolution for Non-public issue               Mgmt          For                            For
       of A shares: Share type and par value

S12.2  Approve the resolution for Non-public issue               Mgmt          For                            For
       of A shares: Issue size

S12.3  Approve the resolution for Non-public issue               Mgmt          For                            For
       of A shares: Method and timing of issue

S12.4  Approve the resolution for Non-public issue               Mgmt          For                            For
       of A shares: Target subscribers and subscription
       method

S12.5  Approve the resolution for Non-public issue               Mgmt          For                            For
       of A shares: Place of listing

S12.6  Approve the resolution for Non-public issue               Mgmt          For                            For
       of A shares: Issue price and method of pricing

S12.7  Approve the resolution for Non-public issue               Mgmt          For                            For
       of A shares: Use of fundraising proceeds

S12.8  Approve the resolution for Non-public issue               Mgmt          For                            For
       of A shares: Arrangement for the accumulated
       profits

S12.9  Approve the resolution for Non-public issue               Mgmt          For                            For
       of A shares: Arrangement for the lock-up period

S1210  Approve the resolution for Non-public issue               Mgmt          For                            For
       of A shares: Effective period for current issue

S.13   Approve the feasibility analysis report on the            Mgmt          For                            For
       use of fundraising proceeds under the current
       non-public issue of A shares

S.14   Approve the report on the previous use of fundraising     Mgmt          Against                        Against
       proceeds

S.15   Authorize the Board to conduct all matters in             Mgmt          For                            For
       relation to the current non-public issue of
       a shares at its discretion




--------------------------------------------------------------------------------------------------------------------------
 FIRST TRUST/FOUR CORNERS SR FLOATING                                                        Agenda Number:  933133314
--------------------------------------------------------------------------------------------------------------------------
        Security:  33733U108
    Meeting Type:  Annual
    Meeting Date:  22-Sep-2009
          Ticker:  FCT
            ISIN:  US33733U1088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       NIEL B. NIELSON                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HUANENG PWR INTL INC                                                                        Agenda Number:  702225497
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3744A105
    Meeting Type:  EGM
    Meeting Date:  16-Mar-2010
          Ticker:
            ISIN:  CNE1000006Z4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

S.1.1  Approve, in relation to the New H Share Issue             Mgmt          For                            For
       by the Company, the Class of shares and nominal
       value per share

S.1.2  Approve, in relation to the New H Share Issue             Mgmt          For                            For
       by the Company, the method of issuance

S.1.3  Approve, in relation to the New H Share Issue             Mgmt          For                            For
       by the Company, the target subscribers

S.1.4  Approve, in relation to the New H Share Issue             Mgmt          For                            For
       by the Company, the method of subscription

S.1.5  Approve, in relation to the New H Share Issue             Mgmt          For                            For
       by the Company, the number of shares to be
       issued

S.1.6  Approve, in relation to the New H Share Issue             Mgmt          For                            For
       by the Company, the price determinate date

S.1.7  Approve, in relation to the New H Share Issue             Mgmt          For                            For
       by the Company, the subscription price

S.1.8  Approve, in relation to the New H Share Issue             Mgmt          For                            For
       by the Company, the adjustment to the number
       of shares to be issued and the subscription
       price

S.1.9  Approve, in relation to the New H Share Issue             Mgmt          For                            For
       by the Company, the lock-up period(s)

S1.10  Approve, in relation to the New H Share Issue             Mgmt          For                            For
       by the Company, the listing of shares

S1.11  Approve, in relation to the New H Share Issue             Mgmt          For                            For
       by the Company, the use of proceeds

S1.12  Approve, in relation to the New H Share Issue             Mgmt          For                            For
       by the Company, the arrangement regarding the
       accumulated undistributed earnings

S1.13  Approve, in relation to the New A Share Issue             Mgmt          For                            For
       and the New H Share Issue by the Company, the
       relationship between the New A Share Issue
       and the New H Share Issue

S1.14  Approve, in relation to the New H Share Issue             Mgmt          For                            For
       by the Company, the validity period of these
       resolutions

S.2    Approve the resolution regarding the signing              Mgmt          For                            For
       of the Subscription Agreements with designated
       investors

3.     Approve the resolution that the Company meets             Mgmt          For                            For
       with the conditions for New A Share Issue

4.     Approve the resolution regarding the Company's            Mgmt          For                            For
       feasibility report on the use of proceeds from
       the New A Share Issue

5.     Approve the resolution regarding the Company's            Mgmt          For                            For
       report on the use of proceeds from previous
       fund raising

s.6    Approve the resolution regarding amendments               Mgmt          For                            For
       to the Articles of Association consequential
       to the New Issue

S.7    Approve the resolution regarding the general              Mgmt          For                            For
       authorization from the general meeting to the
       Board of Directors to process all related matters
       incidental to the New A Share Issue and the
       New H Share Issue

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF TRUE RECORD DATE. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HUANENG PWR INTL INC                                                                        Agenda Number:  702226033
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3744A105
    Meeting Type:  CLS
    Meeting Date:  16-Mar-2010
          Ticker:
            ISIN:  CNE1000006Z4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU

S.1.1  Approve the Class of shares and nominal value             Mgmt          For                            For
       per share, in relation to the   New A Share
       Issue and the New H Share Issue by the Company

S.1.2  Approve the Method of issuance, in relation               Mgmt          For                            For
       to the New A Share Issue and the  New H Share
       Issue by the Company

S.1.3  Approve the Target subscribers, in relation               Mgmt          For                            For
       to the New A Share Issue and the  New H Share
       Issue by the Company

S.1.4  Approve the Method of subscription, in relation           Mgmt          For                            For
       to the New A Share Issue and  the New H Share
       Issue by the Company

S.1.5  Approve the Number of shares to be issued, in             Mgmt          For                            For
       relation to the New A Share     Issue and the
       New H Share Issue by the Company

S.1.6  Approve the Price determinate date, in relation           Mgmt          For                            For
       to the New A Share Issue and  the New H Share
       Issue by the Company

S.1.7  Approve the Subscription price, in relation               Mgmt          For                            For
       to the New A Share Issue and the  New H Share
       Issue by the Company

S.1.8  Approve the Adjustment to the number of shares            Mgmt          For                            For
       to be issued and the           subscription
       price, in relation to the New A Share Issue
       and the New H Share  Issue by the Company

S.1.9  Approve the Lock-up period s , in relation to             Mgmt          For                            For
       the New A Share Issue and the   New H Share
       Issue by the Company

S1.10  Approve the Listing of shares, in relation to             Mgmt          For                            For
       the New A Share Issue and the   New H Share
       Issue by the Company

S1.11  Approve the Use of proceeds, in relation to               Mgmt          For                            For
       the New A Share Issue and the New H Share Issue
       by the Company

S1.12  Approve the Arrangement regarding the accumulated         Mgmt          For                            For
       undistributed earnings, in  relation to the
       New A Share Issue and the New H Share Issue
       by the Company

S1.13  Approve the relationship between the New A Share          Mgmt          For                            For
       Issue and the New H Share    Issue, in relation
       to the New A Share Issue and the New H Share
       Issue by the  Company

S1.14  Approve the Validity period of these resolutions,         Mgmt          For                            For
       in relation to the New A    Share Issue and
       the New H Share Issue by the Company

S.2    Approve the signing of the Subscription Agreements        Mgmt          For                            For
       with designated investors




--------------------------------------------------------------------------------------------------------------------------
 HUANENG PWR INTL INC                                                                        Agenda Number:  702421140
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3744A105
    Meeting Type:  AGM
    Meeting Date:  22-Jun-2010
          Ticker:
            ISIN:  CNE1000006Z4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100506/LTN20100506817.pdf

1      Approve the working report from the Board of              Mgmt          For                            For
       Directors of the Company for     year 2009

2      Approve the working report from the Supervisory           Mgmt          For                            For
       Committee of the Company for  year 2009

3      Approve the audited financial statements of               Mgmt          For                            For
       the Company for year 2009

4      Approve the profit distribution plan of the               Mgmt          For                            For
       Company for year 2009

5      Approve the proposal regarding the appointment            Mgmt          For                            For
       of the Company's Auditors for  year 2010

S.6    Approve the proposal regarding the issue of               Mgmt          For                            For
       short-term debentures by the      Company




--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIAL AND COMMERCIAL BANK OF CHINA LIMITED                                             Agenda Number:  702049049
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV10686
    Meeting Type:  EGM
    Meeting Date:  02-Sep-2009
          Ticker:
            ISIN:  CNE1000003G1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve the capital injection of an amount equivalent     Mgmt          For                            For
       to RMB 3 billion in ICBC Financial Leasing
       Co., Ltd by the Bank




--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIAL AND COMMERCIAL BANK OF CHINA LIMITED                                             Agenda Number:  702115785
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV10686
    Meeting Type:  EGM
    Meeting Date:  27-Nov-2009
          Ticker:
            ISIN:  CNE1000003G1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve that a voluntary tender offer ["Voluntary         Mgmt          For                            For
       Tender Offer"] to be made by Industrial and
       Commercial Bank of China Limited [the "Bank"]
       for all the outstanding ordinary shares [and,
       if applicable, preference shares] of ACL BANK
       Public Company Limited [including 306,264,561
       ordinary shares of ACL BANK Public Company
       Limited which Bangkok Bank Public Company Limited
       has agreed to sell to the Bank] at an offer
       price of 11.5 Baht per share and authorize
       the Board of Directors of the Bank to do all
       such acts and things which are desirable or
       necessary in order to implement the Voluntary
       Tender Offer, provided that the authorization
       granted to the Board in this Paragraph [i]
       can be further delegated by the Board to Senior
       Management of the Bank; and to decide whether
       to pursue delisting of the shares of ACL BANK
       Public Company Limited from the Stock Exchange
       of Thailand and for such purpose, following
       completion of the Voluntary Tender Offer, a
       subsequent voluntary tender offer for delisting
       to be made by the Bank for all the outstanding
       shares of ACL BANK Public Company Limited at
       an offer price to be determined by the Board
       or Senior Management of the Bank and authorize
       the Board to do all such acts and things which
       are desirable or necessary in order to implement
       such voluntary tender offer for delisting,
       provided that the authorization granted to
       the Board in this Paragraph [ii] can be further
       delegated by the Board to Senior Management
       of the Bank

2.     Appoint Sir Malcolm Christopher McCarthy as               Mgmt          For                            For
       an Independent Non-Executive Director of the
       Bank

3.     Appoint Mr. Kenneth Patrick Chung as an Independent       Mgmt          For                            For
       Non-Executive Director of the Bank

       Other matters                                             Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 JIANGXI COPPER CO LTD                                                                       Agenda Number:  702404752
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4446C100
    Meeting Type:  AGM
    Meeting Date:  17-Jun-2010
          Ticker:
            ISIN:  CNE1000003K3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100428/LTN201004281244.pdf

1      Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company for the year of   2009

2      Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the year   of 2009

3      Approve the audited financial statements and              Mgmt          For                            For
       the auditors' report for the     year of 2009

4      Approve the proposal for distribution of profit           Mgmt          For                            For
       of the Company for the year   of 2009

5      Appoint Ernst & Young Hua Ming and Ernst & Young          Mgmt          For                            For
       as the Company's domestic    and International
       Auditors for the year of 2010 and to authorise
       the Board of Directors of the Company to determine
       their remunerations and any one         Executive
       Director of the Company to enter into the service
       agreement and any other related documents with
       Ernst & Young Hua Ming and Ernst & Young

S.6    Authorize the Directors of the Company to issue           Mgmt          Against                        Against
       new H shares of not more than 20% of the total
       H shares in issue as at the date of the AGM

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 JIANSU EXPWY CO LTD                                                                         Agenda Number:  702356026
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4443L103
    Meeting Type:  AGM
    Meeting Date:  19-May-2010
          Ticker:
            ISIN:  CNE1000003J5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1      Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company for the YE 31 DEC 2009

2      Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the YE 31  DEC 2009

3      Approve the annual budget report for year 2009            Mgmt          For                            For

4      Approve the audited accounts and the auditor              Mgmt          For                            For
       report for the YE 31 DEC 2009

5      Approve the profit distribution scheme of the             Mgmt          For                            For
       Company in respect of the final dividend for
       the YE 31 DEC 2009: the Company proposed to
       declare a cash       dividend of RMB 0.31 for
       every share  tax inclusive

6      Appointment of Deloitte Touche Tohmatsu Certified         Mgmt          For                            For
       Public Accountants Limited

7      Approve the issue of not more than RMB1.5 billion         Mgmt          For                            For
       short-term commercial       papers pursuant
       to the "Administration Rules for Short-term
       Commercial        Papers" promulgated by the
       People's Bank of China within one year from
       the    date of approval of this resolution
       and authorize of Mr. Shen Chang Quan and  Mr.
       Qian Yong Xiang, both being Directors of the
       Company, to deal with the    matters related
       to the issue

8.A    Approve the salary adjustment of Mr. Fan Cong             Mgmt          For                            For
       Lai, an Independent             Non-Executive
       Director of the Company, from RMB50,000 per
       annum to RMB60,000  per annum (after tax)

8.B    Approve the salary adjustment of Mr. Chen Dong            Mgmt          For                            For
       Hua, an Independent            Non-Executive
       Director of the Company, from RMB50,000 per
       annum to RMB60,000  per annum (after tax)

8.C    Approve the salary adjustment of Mr. Xu Chang             Mgmt          For                            For
       Xin, an Independent             Non-Executive
       Director of the Company, from RMB50,000 per
       annum to RMB60,000  per annum (after tax)

8.D    Approve the salary adjustment of Mr. Gao Bo,              Mgmt          For                            For
       an Independent Non-Executive     Director of
       the Company, from RMB50,000 per annum to RMB60,000
       per annum      (after tax)




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN SENIOR INCOME FUND                                                                   Agenda Number:  933159673
--------------------------------------------------------------------------------------------------------------------------
        Security:  67067Y104
    Meeting Type:  Annual
    Meeting Date:  30-Mar-2010
          Ticker:  NSL
            ISIN:  US67067Y1047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1D     DIRECTOR
       ROBERT P. BREMNER*                                        Mgmt          For                            *
       JACK B. EVANS*                                            Mgmt          For                            *
       WILLIAM J. SCHNEIDER*                                     Mgmt          For                            *
       WILLIAM C. HUNTER**                                       Mgmt          For                            *




--------------------------------------------------------------------------------------------------------------------------
 PETROCHINA CO LTD                                                                           Agenda Number:  702358715
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6883Q104
    Meeting Type:  AGM
    Meeting Date:  20-May-2010
          Ticker:
            ISIN:  CNE1000003W8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the report of the Board of Directors              Mgmt          For                            For
       of the Company for the year 2009

2      Receive the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the year   2009

3      Approve the Audited Financial Statements of               Mgmt          For                            For
       the Company for the year 2009

4      Approve the declaration and payment of the final          Mgmt          For                            For
       dividends for the YE 31 DEC  2009 in the amount
       and in the manner recommended by the Board
       of Directors

5      Authorize the Board of Directors to determine             Mgmt          For                            For
       the distribution of interim     dividends for
       the year 2010

6      Approve the continuation of appointment of PricewaterhouseCoopers,Mgmt          For                            For
       Certified  Public   Accountants, as the International
       Auditors of the Company and         PricewaterhouseCoopers
       Zhong Tian CPAs Company Limited, Certified
       Public      Accountants, as the Domestic Auditors
       of the Company, for the year 2010 and   authorize
       the Board of Directors to fix their remuneration

7      Approve the transaction as contemplated in the            Mgmt          Against                        Against
       Subscription Agreement entered into between
       the Company, China Petroleum Finance Co., Ltd
       and China National Petroleum Corporation dated
       25 MAR 2010

S.8    Authorize the Board of Directors, granted an              Mgmt          Against                        Against
       unconditional general   mandate  to separately
       or concurrently issue, allot and deal with
       additional            domestic shares and overseas
       listed foreign shares of the Company in
       accordance with the status quo of the
       market, including to decide on the     class
       and number of shares to be issued; the pricing
       mechanism and/or the   issue   price (or the
       range of issue price); the opening and closing
       date and time of   such issue; the class and
       number of shares to be issued and         allotted
       to current   shareholders of the Company; and/or
       to make any         proposals, enter into any
       agreements or grant any share options or
       conversion rights which may invo ve
       the exercise of the power mentioned     above;
       the number of the domestic shares and overseas
       listed foreign shares   issued and allotted
       or agreed conditionally or unconditionally
       to be issued   and allotted  whether or CONTD

-      CONTD not by way of the exercise of share options,        Non-Voting    No vote
       conversion rights or by    any other means
       in accordance with (a) above shall not exceed
       20% of each of the existing domestic shares
       and overseas listed foreign shares of the
       Company in issue as at the date of this
       resolution; (c) the Board of          Directors
       may make any proposals, enter into any agreements
       or grant any      share options or conversion
       rights which may invoke the exercise, after
       the   expiry of the relevant period of this
       mandate, of the power mentioned above;  Authority
       expire after the 12 month period following
       the passing of this      resolution ; and to
       make such amendments   to the Articles of Association
       of  the Company as it thinks fit so as to reflect
       the   increased registered      share capital
       and the new capital structure of the Company
       by reference to  the manner of the allotment
       and issuance, class and number of   shares
       of the Company allotted and issued, as well
       as the capital

-      CONTD of the Company alter such allotment and             Non-Voting    No vote
       issuance; and to execute and do or   procure
       to be executed and done, all such documents,
       deeds and things as it may consider necessary
       in connection with the issue of such shares
       so long as   the same does not contravene and
       laws, rules, regulations or listing     rules
       of the   stock exchanges on which the shares
       of the Company are listed, and the   Articles
       of Association of the Company; in order to
       facilitate the  issuance of shares in accordance
       with this resolution in a timely manner, to
       establish a special committee of the Board
       of Directors comprising Jiang      Jiemin,
       Zhou Jiping and Wang Guoliang and to authorise
       such committee to      exercise all such power
       granted to the Board of Directors to execute
       and do   all such documents, deeds and things
       as it may consider necessary in          connection
       with the issue of such shares contingent on
       the passing of         sub-paragraphs (a)
       to (f) of this resolution an

-      CONTD the relevant period of this mandate; the            Non-Voting    No vote
       Board of Directors and the     special committee
       of the Board of Directors will only   exercise
       its          respecthie power under such mandate
       in accordance with the Company Law of the PRC,
       the Securities Law of the PRC, regulations
       or the listing rules of the   stock exchange
       on which the Shares of the Company are listed
       as amended from time to time  and only if
       all necessary approvals from the China Securities
       Regulatory Commission and/or other relevant
       PRC government authorities are    obtained
       and the special committee of the Board of Directors
       will only        exercise its power under such
       mandate in accordance with the power granted
       by the shareholders at the AGM to the Board
       of Directors




--------------------------------------------------------------------------------------------------------------------------
 SHANGHAI ELECTRIC GROUP CO LTD                                                              Agenda Number:  702422534
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y76824104
    Meeting Type:  AGM
    Meeting Date:  22-Jun-2010
          Ticker:
            ISIN:  CNE100000437
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100506/LTN20100506633.pdf

1      Approve the annual report of the Company for              Mgmt          For                            For
       the YE 31 DEC 2009

2      Approve the report of the Board for the YE 31             Mgmt          For                            For
       DEC 2009

3      Approve the report of the Supervisory Committee           Mgmt          For                            For
       for the YE 31 DEC 2009

4      Approve the report of the Auditors, the audited           Mgmt          For                            For
       financial statements and the  financial results
       of the Company for the YE 31 DEC 2009

5      Approve the profit distribution plan of the               Mgmt          For                            For
       Company for the YE 31 DEC 2009

6      Re-appointment of Ernst & Young Hua Ming as               Mgmt          For                            For
       the Company's PRC Auditor and     Ernst & Young
       as the Company's international Auditor for
       the FYE 31 DEC 2010, and authorize the Board
       to determine the Auditors' remunerations

7      Approve the emoluments of the Directors and               Mgmt          For                            For
       Supervisors for the YE 31 DEC     2010 and
       ratify the emoluments paid to the Directors
       and Supervisors for the  YE 31 DEC 2009

8      Approve to renew the liability insurance for              Mgmt          For                            For
       the Directors, Supervisors and   Senior Management
       of the Company, authorize the Board to determine
       any        adjustments to the limits of liability
       and premiums and authorize the         management
       of the Company to handle issues relating to
       the liability          insurance on a yearly
       basis including but not limited to selection
       of the     insurance company and execution
       of insurance contracts

9      Approve the continuing connected transactions             Mgmt          For                            For
       contemplated under the          framework purchase
       agreement between Shanghai Mitsubishi Elevator
       Co. Ltd.    and MESMEE dated 03 FEB 2010 in
       relation to the purchase of certain products
       from MESMEE by the Group and the proposed
       annual caps thereof

10.1   Approve the proposed provision of the guarantee           Mgmt          Against                        Against
       of maximum limit of RMB11.53  million by the
       Company for the loan of Shanghai Heavy Machinery
       Plant Company Ltd. in the year 2010

10.2   Approve the proposed provision of the guarantee           Mgmt          Against                        Against
       of maximum limit of RMB80     million by the
       Company for the loan of Shanghai Electric Import
       & Export Co., Ltd in the year 2010

10.3   Approve the proposed provision of the guarantee           Mgmt          Against                        Against
       of maximum limit of RMB10     million by the
       Company for the loan of Shanghai Relay Company
       Ltd

10.4   Approve the proposed provision of the guarantee           Mgmt          Against                        Against
       of maximum limit of RMB130    million by Shanghai
       Mechanical & Electrical Co., Ltd. for the loan
       of         Shanghai Welding Equipment Company
       Ltd

10.5   Approve the proposed provision of the guarantee           Mgmt          Against                        Against
       of maximum limit of RMB300    million by Shanghai
       Heavy Machinery Plant Company Limited for the
       loan of     Shanghai Electric Nuclear Power
       Equipment Company

10.6   Approve the proposed provision of the guarantee           Mgmt          Against                        Against
       of maximum limit of RMB155    million by Shanghai
       Heavy Machinery Plant Company Limited for the
       loan of     Shanghai No. 1 Machine Tool Works
       Company Ltd

10.7   Approve the proposed provision of the guarantee           Mgmt          Against                        Against
       of maximum limit of RMB3      million by Shanghai
       Heavy Machinery Plant Company Limited for the
       loan of     Shanghai Environmental Protection
       Equipment Engineering Company Ltd

10.8   Approve the proposed provision of the guarantee           Mgmt          Against                        Against
       of maximum limit of RMB16.6   million by Shanghai
       Electric Environmental Protection Investment
       Co., Ltd.    for the loan of Shanghai Electric
       Nantong Water Treatment Company Ltd

10.9   Approve the proposed provision of the guarantee           Mgmt          Against                        Against
       of maximum limit of RMB295    million by Shanghai
       Boiler Works Ltd. for the loan of Shanghai
       Electric Wind  Power Equipment Company Ltd

10.10  Approve the proposed provision of the an integrated       Mgmt          Against                        Against
       credit guarantee of       maximum limit of
       USD 25 million  approximately RMB170.68 million
       by Shanghai Boiler Works Company Ltd for Shanghai
       Electric Group Shanghai Electric Machinery
       Co. Ltd

10.11  Approve the proposed provision of the letter              Mgmt          Against                        Against
       of guarantee with total amount   of RMB2561.5
       million issued by Shanghai Electric Group Finance
       Company Ltd.   to financial institutions in
       respect of loans to be granted to the Company
       and the subsidiaries of the Company

10.12  Approve the proposed provision of the letter              Mgmt          Against                        Against
       of guarantee with total amount   of RMB4.1
       million issued by Shanghai Electric Group Finance
       Company Ltd. to   financial institutions in
       respect of loans to be granted to the subsidiaries
       of Shanghai Electric (Group) Corporation

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SINOPEC SHANGHAI PETROCHEMICAL CO LTD                                                       Agenda Number:  702421443
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y80373106
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2010
          Ticker:
            ISIN:  CNE1000004C8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST'     ONLY FOR ALL
       THE RESOLUTIONS. THANK YOU

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL       http://www.hkexnews.hk/listedco/listconews/sehk/20100507/LTN20100507081.pdf

1      Receive the 2009 work report of the Board of              Mgmt          For                            For
       the Company

2      Receive the 2009 work report of the Supervisory           Mgmt          For                            For
       Committee of the Company

3      Approve the 2009 audited financial statements             Mgmt          For                            For
       of the Company

4      Approve the 2009 Profit Distribution Plan of              Mgmt          For                            For
       the Company

5      Receive the 2010 financial budget report of               Mgmt          For                            For
       the Company

6      Re-appointment of KPMG Huazhen as the Company's           Mgmt          For                            For
       Domestic Auditor for the year 2010 and KPMG
       as the Company's International Auditor for
       the year 2010, and   to authorize the Board
       to fix their remuneration

7      Appointment of Mr. Wu Haijun as a Director to             Mgmt          Against                        Against
       fill up the vacancy in the      sixth session
       of the Board

S.8    Approve the amendments to the Articles of Association     Mgmt          For                            For
       of the Company  the     'Articles of Association'
       and its appendices proposed by the Board of
       the    Company and authorize the Board of the
       Company to transact all relevant       matters
       regarding any application, reporting and approval,
       registration and   filing requirements in relation
       to such amendments to the Articles of
       Association and its appendices on behalf
       of the Company, including making     appropriate
       text revisions in accordance with any revision
       request of any     relevant PRC approval authorities
       and the listing rules of any stock
       exchanges on which the Company's securities
       are listed




--------------------------------------------------------------------------------------------------------------------------
 YANZHOU COAL MNG CO LTD                                                                     Agenda Number:  702403697
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y97417102
    Meeting Type:  CLS
    Meeting Date:  25-Jun-2010
          Ticker:
            ISIN:  CNE1000004Q8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'FOR' OR 'AGAINST' ONLY FOR RESOLUTIONS
       "S.1". THANK YOU.

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100423/LTN20100423715.pdf

S.1    Approve the mandate on authorizing the Board              Mgmt          For                            For
       of Directors to repurchase H Shares of the
       Company




--------------------------------------------------------------------------------------------------------------------------
 YANZHOU COAL MNG CO LTD                                                                     Agenda Number:  702507534
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y97417102
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2010
          Ticker:
            ISIN:  CNE1000004Q8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 698813 DUE TO DELETION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100423/LTN20100423637.pdf

1.     Approve the working report of the Board of Directors      Mgmt          For                            For
       of the Company the "Board" for the YE 31 DEC
       2009

2.     Approve the working report of the Supervisory             Mgmt          For                            For
       Committee of the Company for the YE 31 DEC
       2009

3.     Approve the audited financial statements of               Mgmt          For                            For
       the Company as at and for the YE 31 DEC 2009

4.     Approve the proposed profit distribution plan             Mgmt          For                            For
       of the Company for the YE 31 DEC 2009 and to
       authorize the Board to distribute an aggregate
       cash dividend of RMB 1,229.6 million tax inclusive
       , equivalent to RMB 0.25 tax inclusive per
       share to the shareholders of the Company

5.     Approve the remuneration of the Directors and             Mgmt          For                            For
       Supervisors of the Company for the YE 31 DEC
       2010

6.     Re-appointment of Grant Thornton and Shine Wing           Mgmt          For                            For
       Certified Public Accountants Ltd as the Company's
       International and PRC Auditors for the year
       2010, respectively, until the conclusion of
       the next AGM and to determine their remuneration
       arrangements

7.     Approve the purchase of liability insurance               Mgmt          Against                        Against
       for the Directors, Supervisors and senior officers
       of the Company

S.8    Approve the proposal regarding the expansion              Mgmt          For                            For
       of the business scope of Yanzhou Coal Mining
       Company Limited and amendments to the Articles
       of Association of the Company

S.9    Authorize the Board to issue, allot and deal              Mgmt          Against                        Against
       with additional H Shares in the share capital
       of the Company and to make or grant offers,
       agreements and options in respect thereof,
       subject to the following terms: i) such mandate
       shall not extend beyond the Relevant Period
       save that the Board may during the Relevant
       Period make or grant offers, agreements or
       options which might require the exercise of
       such powers after the end of the Relevant Period;
       ii) the number of shares allotted or agreed
       conditionally or unconditionally to be allotted
       whether pursuant to an option or otherwise
       by the Board shall not exceed 20% of the number
       of H Shares in issue as at the date of the
       this resolution; and iii) the Board will only
       exercise its power under such mandate in accordance
       with the Company Law of the PRC and the Rules
       Governing the Listing of Securities on the
       Stock Exchange of Hong Kong Limited as amended
       from time and only if all necessary approvals
       from the China Securities Regulatory Commission
       and/or other relevant PRC government authorities
       are obtained; "H Shares" means the overseas-listed
       foreign invested shares in the share capital
       of the Company with a par value of RMB 1.00
       each, and which are held and traded in Hong
       Kong dollars; Authority expires at the conclusion
       of the next AGM of the Company following the
       passing of this resolution or expiration of
       a 12 month period following the passing of
       this resolution or the date on which the authority
       set out in this resolution is revoked or varied
       by a special resolution of the shareholders
       of the Company in a general meeting; authorize
       the Board, contingent on the Directors resolving
       to issue shares pursuant to this resolution,
       to approve, execute and do or procure to be
       executed and done, all such documents, deeds
       and things as it may consider relevant in connection
       with the issue of such new shares including,
       but not limited to, determining the time and
       place of issue, making all necessary applications
       to the relevant authorities and entering into
       an underwriting agreement or any other agreement
       , to determine the use of proceeds and to make
       all necessary filings and registrations with
       the relevant PRC, Hong Kong and other authorities,
       and to make such amendments to the Articles
       of Association as it thinks fit so as to reflect
       the increase in registered capital of the Company
       and to reflect the new share capital structure
       of the Company under the intended allotment
       and issue of the shares of the Company pursuant
       to this resolution

S.10   Authorize the Board of the Company, subject               Mgmt          For                            For
       to this resolution, to repurchase the issued
       H shares of the Company on the Hong Kong Stock
       Exchange, subject to and in accordance with
       all applicable laws, rules and regulations
       and/or requirements of the governmental or
       regulatory body of securities in the PRC, the
       Hong Kong Stock Exchange or of any other governmental
       or regulatory body be approved; the aggregate
       nominal value of H Shares of the Company authorized
       to be repurchased subject to the approval in
       this resolution during the Relevant Period
       shall not exceed 10% of the aggregate nominal
       value of the issued H Shares of the Company
       as at the date of the passing of this resolution;
       i) the passing of a special resolution with
       the same terms as the resolution set out in
       this paragraph except for this sub-paragraph
       (c) (i) at a class meeting for the holders
       of Domestic Shares of the Company to be held
       on 25 JUN 2010 or on such adjourned date as
       may be applicable ; and the class meeting for
       the holders of H Shares to be held on 25 JUN
       2010 or on such adjourned date as may be applicable
       for such purpose; ii) the approval of the relevant
       PRC regulatory authorities as may be required
       by laws, rules and regulations of the PRC being
       obtained by the Company if appropriate; and
       iii) the Company not being required by any
       of its creditors to repay or to provide guarantee
       in respect of any amount due to any of them
       or if the Company is so required by any of
       its creditors, the Company having, in its absolute
       discretion, repaid or provided guarantee in
       respect of such amount pursuant to the notification
       procedure set out in Articles of Association;
       subject to the approval of all relevant PRC
       regulatory authorities for the repurchase of
       such H Shares being granted, the Board be authorized
       to: i) amend the Articles of Association as
       it thinks fit so as to reduce the registered
       share capital of the Company and to reflect
       the new capital structure of the Company upon
       the repurchase of H shares of the Company as
       contemplated in this resolution; and ii) file
       the amended Articles of Association with the
       relevant governmental authorities of the PRC;
       Authority expires at the conclusion of the
       next AGM or the expiration of a 12 month period
       following the passing of this special resolution
       or the date on which the authority set out
       in this special resolution is revoked or varied
       by a special resolution of the shareholders
       of the Company in any general meeting or by
       a special resolution of holders of H shares
       or holders of domestic shares of the Company
       at their respective class meetings



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Global Macro Portfolio
By (Signature)       /s/ Mark S. Venezia
Name                 Mark S. Venezia
Title                President
Date                 08/27/2010